                AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                              ON SEPTEMBER 2, 1998
                     REGISTRATION NOS. 33-91448 AND 811-9024

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

                           PRE-EFFECTIVE AMENDMENT NO. __                   / /
                           POST-EFFECTIVE AMENDMENT NO. 6                   /X/

                                     AND/OR
                             REGISTRATION STATEMENT
                      UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

                                 AMENDMENT NO. 7
                        (CHECK APPROPRIATE BOX OR BOXES)

                               TIME HORIZON FUNDS
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
            (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

          REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 800-247-9728

                           JAY F. NUSBLATT, TREASURER
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 N. LASALLE
                             CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box)

      / /   immediately upon filing pursuant to paragraph (b); or

      / /   on (date) pursuant to paragraph (b); or

      / /   60 days after filing pursuant to paragraph (a)(1); or

      /X/   on November 1, 1998 pursuant to paragraph (a)(1); or

      / /   75 days after filing pursuant to paragraph (a)(2); or

      / /   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               TIME HORIZON FUNDS
                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)

                          N-1A
                        ITEM NO.                                                             LOCATION
                        --------                                                             --------
PART A
Item 1.     Front and Back Cover Pages                                                  Front and Back Cover Pages


Item 2.     Risk/Return Summary:  Investments, Risks, and Performance                   Investment Objective; Primary
                                                                                        Investment Strategies; Risk
                                                                                        Factors; Prior Performance and
                                                                                        Investor Expenses

Item 3.     Risk/Return Summary:  Fee Table                                             Prior Performance and Investor
                                                                                        Expenses

Item 4.     Investment Objectives, Principal Investment Strategies, and                 Investment Objective; Primary
            Related Risks                                                               Investment Strategies; Risk
                                                                                        Factors; Additional Investment
                                                                                        Risks

Item 5.     Management's Discussion of Fund Performance                                 Not Applicable

Item 6.     Management, Organization and Capital Structure                              Management of the Funds

Item 7.     Shareholder Information                                                     Shareholder Information

Item 8.     Distribution Arrangements                                                   Distribution Arrangements

Item 9.     Financial Highlights Information                                            Financial Highlights

PART B

Item 10.    Cover Page and Table of Contents                                            Cover Page and Table of Contents

Item 11.    Fund History                                                                Organization and Classification

Item 12.    Description of the Fund and its Investments and Risks                       Non-Primary Investment Strategies
                                                                                        and Related Risks; Fundamental
                                                                                        Policies; Non-Fundamental Policies


Item 13.    Management of the Fund                                                      Management

Item 14.    Control Persons and Principal Holders of Securities                         Principal Holders of Securities

Item 15.    Investment Advisory and Other Services                                      Investment Adviser; Administrator;
                                                                                        Distributor and Plan Payments;
                                                                                        Custodian and Transfer Agent;
                                                                                        Counsel; Independent Accountants
                                                                                        and Experts

                          N-1A
                        ITEM NO.                                                                LOCATION
                        --------                                                                --------
Item 16.    Brokerage Allocation and Other Practices                                    Portfolio Transactions

Item 17.    Capital Stock and Other Securities                                          Description of Shares

Item 18.    Purchase, Redemption and Pricing of Shares                                  Additional Purchase and
                                                                                        Redemption Information

Item 19.    Taxation of the Fund                                                        Taxes

Item 20.    Underwriters                                                                Distributor and Plan Payments

Item 21.    Calculation of Performance Data                                             Yield and Total Return

Item 22.    Financial Statements                                                        Financial Statements and Experts


PART C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                               TIME HORIZON FUNDS

                            TIME HORIZON PORTFOLIO 1
                            TIME HORIZON PORTFOLIO 2
                            TIME HORIZON PORTFOLIO 3

                        PROSPECTUS DATED NOVEMBER 1, 1998

This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Funds:
-     are not bank deposits
- are not obligations of, or guaranteed or endorsed by Bank of America NT&SA or any of its affiliates
-     are not federally insured
- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency
-     are not guaranteed to achieve their goal(s)
- may fluctuate in value and you could lose money if you sell your shares when a Fund's share price is lower than when you invested.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW

GOALS OF THE TIME HORIZON FUNDS
Each Fund is managed for individuals investing for a financial goal expected to occur around a specified year:

      Time Horizon Portfolio 1            2005
      Time Horizon Portfolio 2            2015
      Time Horizon Portfolio 3            2025

Each Fund actively allocates investments among equity and fixed income securities based upon its target time horizon and has its own risk/reward profile. Each Fund offers three classes of shares, Class A, B and K Shares, with alternative sales arrangements. Be sure to read all risk disclosure carefully before investing.

THE INVESTMENT ADVISER
The Time Horizon Funds are managed by Bank of America NT&SA ("Bank of America"), a wholly owned, indirect subsidiary of BankAmerica Corp. For more information on the Investment Adviser see the section entitled "Management of the Funds."

                                TABLE OF CONTENTS

A look at goals, strategies,       FUND DESCRIPTION
risks, expenses and                Investment Objective............................4
financial history.                 Primary Investment Strategies...................4
                                   Principal Risk Factors..........................5
                                   Prior Performance and Investor Expenses:
                                   Time Horizon Portfolio 1........................7
                                   Time Horizon Portfolio 2.......................11
                                   Time Horizon Portfolio 3.......................15
                                   Additional Risks of Investing in the Funds.....19
                                   Additional Information About Fund Investments..20

Details on the management          MANAGEMENT OF THE FUNDS
and operations of the Time         Investment Adviser.............................22
Horizon Funds.                     Service Provider Chart.........................24

Policies and instructions for      SHAREHOLDER INFORMATION
opening, maintaining and           Pricing of Fund Shares.........................25
closing an account in any of       Purchase of Fund Shares........................29
the Time Horizon Funds.            Redemption of Fund Shares......................32
                                   Dividends and Distributions....................35
                                   Additional Shareholder Services................35
                                   Taxes...........................................37

Details on distribution and        DISTRIBUTION ARRANGEMENTS
other shareholder service          12b-1 and Service Fee Plans....................38
plans.

                                   FOR MORE INFORMATION................see back cover










--------------------------------------------------------------------------------
DISTRIBUTOR:                                 INVESTMENT ADVISER:
Provident Distributors, Inc.                 Bank of America NT&SA
Four Falls Corporate Center - 6th Floor      555 California Street
West Conshohocken, PA 19428                  San Francisco, CA 94104
--------------------------------------------------------------------------------

                            TIME HORIZON PORTFOLIO 1
                            TIME HORIZON PORTFOLIO 2
                            TIME HORIZON PORTFOLIO 3

Registrant Name: Time Horizon Funds

Ticker Symbols:

--------------------------------------------------------------------------------
                             A Shares           B Shares          K Shares
--------------------------------------------------------------------------------
Time Horizon Portfolio 1       THCPA             THPTB
--------------------------------------------------------------------------------
Time Horizon Portfolio 2       THPII             THPIB
--------------------------------------------------------------------------------
Time Horizon Portfolio 3       THPTA             THPTT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Funds seek to provide long-term investors maximum total return over a stated investment time period while also increasingly emphasizing capital preservation as each Fund approaches its target time horizon. The Funds' investment objective may not be changed without shareholder approval.

PRIMARY INVESTMENT STRATEGIES
Each Fund is managed for individuals investing for a financial goal expected to occur around a particular year, as indicated below:

----------------------------------------------
          Fund            Investment Horizon
----------------------------------------------
Time Horizon Portfolio 1         2005
----------------------------------------------
Time Horizon Portfolio 2         2015
----------------------------------------------
Time Horizon Portfolio 3         2025
----------------------------------------------

Based on an evaluation of the anticipated risks and returns of each security type, under normal market conditions, the Funds actively allocate investments among equity and fixed income securities. These allocations will change as the Funds approach their target time horizon. Currently the Funds allocate investments within the following ranges:

-------------------------------------------------------------------------------
                          Time Horizon      Time Horizon       Time Horizon
                          Portfolio 1        Portfolio 2       Portfolio 3
-------------------------------------------------------------------------------
Equity Securities          15% - 45%          30% - 70%         40% - 100%
-------------------------------------------------------------------------------
Fixed Income
Securities                 55% - 85%          30% - 70%          0% - 60%
-------------------------------------------------------------------------------


The Funds' equity securities investments may consist of:
-    common or preferred stocks
-    securities convertible into common or preferred stocks
-    securities of domestic or foreign issuers
-    small, medium or large capitalization securities

The Funds' fixed income investments may consist of:
-    domestic and foreign corporate debt obligations

-    government debt obligations
-    mortgage or other asset backed securities

All of the Funds' fixed income investments must be in one of the four highest rating categories (investment grade) by a nationally recognized statistical rating organization at the time of purchase (or, if unrated, if the investment adviser believes they are of comparable quality).

The Funds' investment decisions are made by a portfolio management team. Team members are part of the investment adviser's asset management group, which consists of fixed-income and equity analysts, and portfolio managers.

PRINCIPAL RISK FACTORS
Target Time Horizons. Although each Fund is managed for its target time horizon, there is no guarantee that the Fund will meet its objective or have favorable results at the time you wish to redeem your shares to meet your financial goals. In addition:

- The value of your shares at a Fund's target time horizon may be worth more or less than your original investment.

- A Fund's performance may not meet or exceed that of the stock market as a whole.

- As a Fund nears its target time horizon, its assets may begin to decrease as a result of withdrawals by investors. Such decrease may negatively affect the investment adviser's ability to manage the assets and may increase the expenses paid by shareholders. The Board of Trustees will monitor withdrawals and consider what action would be appropriate to protect the interests of all shareholders.

Market Risks. Each Fund is subject to the market risks of the securities held in its portfolio. The market value of a security may move up or down, sometimes rapidly or unpredictably. Although each Fund allocates investments to minimize the overall impact of market risk over time, there is no guarantee that the allocation will prevent a decrease in the value of your investment in a Fund at any specified point of time including the target time horizon. In addition:

- The value of a Fund's investments varies from day to day in response to activities of individual companies and general market (both stock and bond markets) and economic conditions.

-     The total returns of each Fund will fluctuate.

- Historically, equity securities have experienced a higher level of volatility than fixed income securities. The greater the percentage of equity securities in a Fund, the more the Fund may be subject to changes in equity security prices.

- Investments in securities of companies with small and medium market capitalization involve greater risk than investment in larger, more established companies, including more volatile prices movements.

- Fixed income securities are subject to interest rate risk, as the value of such securities typically will vary inversely with changes in interest rates.

Other Risks. The Funds' asset allocation strategy may result in greater portfolio turnover. Higher rates of turnover may require payment of brokerage commissions, impose other transaction costs and could increase substantially the amount of income received by the Funds that constitute capital gains. To the extent capital gains are realized, distribution from those gains may be ordinary income for federal income tax purposes.

TIME HORIZON PORTFOLIO 1

PRIOR PERFORMANCE AND INVESTOR EXPENSES

Annual Total Returns
The chart below shows the changes in annual total returns for A Shares of Time Horizon Portfolio 1 for the last 3 calendar years since inception (September 5, 1995). Past performance is not necessarily an indicator of how Time Horizon Portfolio 1 will perform in the future.

      INSERT BAR CHART.
      1995* -
      1996 -
      1997 -
      * Represents period from September 5, 1995 to December 31, 1995.

The total return for A Shares of Time Horizon Portfolio 1 for the fiscal quarter ended September 30, 1998 was _____%. Since inception (September 5, 1995), the highest quarter total return for A Shares of Time Horizon Portfolio 1 was _____% (quarter ended ______________), the lowest quarter total return for A Shares of Time Horizon Portfolio 1 was _____% (quarter ended ________________).

Average Annual Total Returns - Comparison
The table below shows how Time Horizon Portfolio 1 average annual returns for the past calendar year, and since inception, compare with the Lehman Aggregate
Bond Index (a .........) and the S&P 500 Index (which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange) for the same periods. Past performance is not necessarily an indicator of future results.

--------------------------------------------------------------------------------
TIME HORIZON PORTFOLIO 1                  Average Annual Total Returns
--------------------------------------------------------------------------------
                                         1 Year             Since Inception
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                                  Not Applicable
--------------------------------------------------------------------------------
S&P 500 Index                                                Not Applicable
--------------------------------------------------------------------------------
A Shares*                                13.52%                  11.26%
--------------------------------------------------------------------------------
B Shares*                                11.97%                  10.18%
--------------------------------------------------------------------------------
K Shares**                               12.83%                  10.54%
--------------------------------------------------------------------------------

* Time Horizon Portfolio 1 A and B Shares commenced operations on September 5, 1995.

**    Time Horizon Portfolio 1 K Shares commenced operations on July 22, 1996.

Investor Expenses
Fund investors pay various expenses, either directly or indirectly. The table below describes the fees and expenses that you may pay if you buy and hold shares of Time Horizon Portfolio 1.

------------------------------------------------------------
SHAREHOLDER FEES (FEES
PAID DIRECTLY FROM YOUR     A          B         K
INVESTMENT)                 Shares     Shares    Shares
------------------------------------------------------------
Maximum sales charge
imposed on purchases        5.50% (1)  None (2)  None
------------------------------------------------------------
Maximum sales charge
imposed on reinvested
dividends                   None       None      None
------------------------------------------------------------
Maximum deferred sales
charge                      None(3)    5.00%     None
------------------------------------------------------------

Redemption fees (4)         None       None      None
------------------------------------------------------------

Exchange fees               None       None      None
------------------------------------------------------------

ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND
ASSETS, SHOWN AS A
PERCENTAGE OF AVERAGE NET   A          B         K
ASSETS)                     Shares     Shares    Shares
------------------------------------------------------------
Management fees             0.60% (5)  0.60% (5) 0.60% (5)
------------------------------------------------------------
12b-1 distribution fees (6)    None      0.75%     0.75%
------------------------------------------------------------

Shareholder services fees     0.25%      0.25%     0.25%
------------------------------------------------------------

All other expenses            0.62%      0.63%     0.35%
------------------------------------------------------------
TOTAL ANNUAL OPERATING
EXPENSES (7)                  1.47%      2.23%     1.95%
------------------------------------------------------------

(1) For the period from inception (September 5, 1995) through June 15, 1997, A Shares were sold with a front-end sales load beginning at 4.5%. For the period from June 16, 1997 through October 31, 1998, A Shares were sold with no sales loads.


(2) For the period from inception (September 5, 1995) through June 15, 1997, B Shares were sold without a front-end sales load but subject to a contingent deferred sales load beginning at 5.00%. B Shares sold during this period will convert to A Shares on the first business day of the month following the sixth anniversary of purchase. For the period from June 16, 1996 through October 31, 1998, B Shares were not available to new investors. On November 1, 1998, B Shares became available to new investors. B Shares purchased on or after September 1, 1998 will convert to A Shares on the first business day of the month following the ninth anniversary of the date of purchase.

(3) A Shares purchased prior to June 16, 1997 under the Large Purchase Exemption are subject to a contingent deferred sales charge of 1.00% and 0.50% on redemptions within one and two years, respectively, after purchase.

(4) A shareholder may pay a separate charge for redemption proceeds which are wired.

(5) The management fee contains an investment advisory fee payable at 0.40% and an administration fee payable at 0.20% of the Fund's average net assets.

(6) Because of the Rule 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(7) The investment adviser has waived fees and reimbursed expenses during the fiscal year ended June 30, 1998. AS OF JUNE 30, 1998, THE EFFECTIVE TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WERE 1.20% FOR A SHARES, 1.95% FOR B SHARES AND 1.70% FOR K SHARES. The investment adviser has agreed to waive fees and reimburse expenses to the extent necessary to maintain these expense ratios until the earlier of April 2, 1999 or such date as the Fund reaches $100 million in assets. The amount of current total operating expenses may increase without shareholder approval.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 in the Fund over the various time frames indicated. The example assumes that:
-     you reinvested all dividends
-     the average annual return was 5%
- the Fund's maximum total operating expenses are charged and remain the same over the time periods
- you redeemed all of your investment at the end of the time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Time Horizon
Portfolio 1          1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
A Shares              $150            $465           $803           $1,757
--------------------------------------------------------------------------------

B Shares (1)
(assuming
redemption)           $726           $1,120         $1,474          $2,565
-------------------------------------------------------------------------------
B Shares (2)
(assuming no
redemption)           $226            $697          $1,195          $2,565
-------------------------------------------------------------------------------
K Shares              $198            $612          $1,052          $2,275
-------------------------------------------------------------------------------

(1) Assumes complete redemption at the end of the period and the deduction of the maximum applicable contingent deferred sales charge.

(2) Assumes no redemption and no deduction of the contingent deferred sales charge.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the periods presented. This information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended June 30, 1998 has been
audited by                        LLP, whose report, along with the Fund's
financial statements, is included in the annual report, which is available without charge upon request. The financial statements for the Fund for the year ended June 30, 1997 and the period ended June 30, 1996 were audited by other independent accountants whose report expressed an unqualified opinion on those statements.


                      INSERT NEW FINANCIAL HIGHLIGHTS CHART

                            TIME HORIZON PORTFOLIO 2

PRIOR PERFORMANCE AND INVESTOR EXPENSES

Annual Total Returns
The chart below shows the changes in annual total returns for A Shares of Time Horizon Portfolio 2 for the last 3 calendar years since inception (September 5, 1995). Past performance is not necessarily an indicator of how Time Horizon Portfolio 2 will perform in the future.

      INSERT BAR CHART.
      1995* -
      1996 -
      1997 -
      * Represents period from September 5, 1995 to December 31, 1995.

The total return for A Shares of Time Horizon Portfolio 2 for the fiscal quarter ended September 30, 1998 was _____%. Since inception (September 5, 1995), the highest quarter total return for A Shares of Time Horizon Portfolio 2 was _____% (quarter ended ______________), the lowest quarter total return for A Shares of Time Horizon Portfolio 2 was _____% (quarter ended ________________).

Average Annual Total Returns - Comparison
The table below shows how Time Horizon Portfolio 2 average annual returns for the past calendar year, and since inception, compare with the Lehman Aggregate
Bond Index (a .........) and the S&P 500 Index (which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange) for the same periods. Past performance is not necessarily an indicator of future results.

--------------------------------------------------------------------------------
TIME HORIZON PORTFOLIO 2                  Average Annual Total Returns
--------------------------------------------------------------------------------
                                         1 Year             Since Inception
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                                  Not Applicable
--------------------------------------------------------------------------------
S&P 500 Index                                                Not Applicable
--------------------------------------------------------------------------------
A Shares*                                15.64%                  13.03%
--------------------------------------------------------------------------------
B Shares*                                13.97%                  11.90%
--------------------------------------------------------------------------------
K Shares*                                14.84%                  12.28%
--------------------------------------------------------------------------------

* Time Horizon Portfolio 2 A and B Shares commenced operations on September 5, 1995.

**    Time Horizon Portfolio 2 K Shares commenced operations on July 22, 1996.

Investor Expenses
Fund investors pay various expenses, either directly or indirectly. The table below describes the fees and expenses that you may pay if you buy and hold shares of Time Horizon Portfolio 2.

------------------------------------------------------------
SHAREHOLDER FEES (FEES      A          B         K
PAID DIRECTLY FROM YOUR     Shares     Shares    Shares
INVESTMENT)
------------------------------------------------------------
Maximum sales charge
imposed on purchases        5.50% (1)  None (2)  None
------------------------------------------------------------
Maximum sales charge
imposed on reinvested
dividends                   None       None      None
------------------------------------------------------------

Maximum deferred sales
charge                      None (3)   5.00%     None
------------------------------------------------------------
Redemption fees (4)         None       None      None
------------------------------------------------------------
Exchange fees               None       None      None
------------------------------------------------------------

------------------------------------------------------------
ANNUAL FUND OPERATING       A          B         K
EXPENSES (EXPENSES THAT     Shares     Shares    Shares
ARE DEDUCTED FROM FUND
ASSETS, SHOWN AS A
PERCENTAGE OF AVERAGE NET
ASSETS)
------------------------------------------------------------
Management fees               0.60% (5)  0.60% (5) 0.60% (5)
------------------------------------------------------------

12b-1 distribution fees (6)    None      0.75%     0.75%
------------------------------------------------------------

Shareholder services fees     0.25%      0.25%     0.25%
------------------------------------------------------------

All other expenses            0.66%      0.66%     0.40%
------------------------------------------------------------
TOTAL ANNUAL OPERATING
EXPENSES (7)                  1.51%      2.26%     2.00%
------------------------------------------------------------

(1) For the period from inception (September 5, 1995) through June 15, 1997, A Shares were sold with a front-end sales load beginning at 4.5%. For the period from June 16, 1997 through October 31, 1998, A Shares were sold with no sales loads.

(2) For the period from inception (September 5, 1995) through June 15, 1997, B Shares were sold without a front-end sales load but subject to a contingent deferred sales load beginning at 5.00%. B Shares sold during this period will convert to A Shares on the first business day of the month following the sixth anniversary of purchase. For the period from June 16, 1996 through October 31, 1998, B Shares were not available to new investors. On November 1, 1998, B Shares became available to new investors. B Shares purchased on or after September 1, 1998 will convert to A Shares on the first business day of the month following the ninth anniversary of the date of purchase.

(3) A Shares purchased prior to June 16, 1997 under the Large Purchase Exemption are subject to a contingent deferred sales charge of 1.00% and 0.50% on redemptions within one and two years, respectively, after purchase.

(4) A shareholder may pay a separate charge for redemption proceeds which are wired.

(5) The management fee contains an investment advisory fee payable at 0.40% and an administration fee payable at 0.20% of the Fund's average net assets.

(6) Because of the Rule 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(7) The investment adviser has waived fees and reimbursed expenses during the fiscal year ended June 30, 1998. AS OF JUNE 30, 1998, THE EFFECTIVE TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WERE 1.20% FOR A SHARES, 1.95% FOR B SHARES AND 1.70% FOR K SHARES. The investment adviser has agreed to waive fees and reimburse expenses to the extent necessary to maintain these expense ratios until the earlier of April 2, 1999 or such date as the Fund reaches $100 million in assets. The amount of current total operating expenses may increase without shareholder approval.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 in the Fund over the various time frames indicated. The example assumes that:

-     you reinvested all dividends
-     the average annual return was 5%
- the Fund's maximum total operating expenses are charged and remain the same over the time periods
- you redeemed all of your investment at the end of the time period. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Time Horizon
Portfolio 2          1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
A Shares              $154            $477           $824           $1,802
--------------------------------------------------------------------------------

B Shares (1)
(assuming
redemption)           $729           $1,129         $1,489          $2,595
-------------------------------------------------------------------------------

B Shares (2)
(assuming no
redemption)           $229            $706          $1,210          $2,595
-------------------------------------------------------------------------------

K Shares              $203            $627          $1,078          $2,327
-------------------------------------------------------------------------------

(1) Assumes complete redemption at the end of the period and the deduction of the maximum applicable contingent deferred sales charge.

(2) Assumes no redemption and no deduction of the contingent deferred sales charge.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the periods presented. This information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended June 30, 1998 has been
audited by                        LLP, whose report, along with the Fund's
financial statements, is included in the annual report, which is available without charge upon request. The financial statements for the Fund for the year ended June 30, 1997 and the period ended June 30, 1996 were audited by other independent accountants whose report expressed an unqualified opinion on those statements.



                      INSERT NEW FINANCIAL HIGHLIGHTS CHART

TIME HORIZON PORTFOLIO 3

PRIOR PERFORMANCE AND INVESTOR EXPENSES

Annual Total Returns
The chart below shows the changes in annual total returns for A Shares of Time Horizon Portfolio 3 for the last 3 calendar years since inception (September 5, 1995). Past performance is not necessarily an indicator of how Time Horizon Portfolio 3 will perform in the future.

      INSERT BAR CHART.
      1995* -
      1996 -
      1997 -
      * Represents period from September 5, 1995 to December 31, 1995.

The total return for A Shares of Time Horizon Portfolio 3 for the fiscal quarter ended September 30, 1998 was _____%. Since inception (September 5, 1995), the highest quarter total return for A Shares of Time Horizon Portfolio 3 was _____% (quarter ended ______________), the lowest quarter total return for A Shares of Time Horizon Portfolio 3 was _____% (quarter ended ________________).

Average Annual Total Returns - Comparison
The table below shows how Time Horizon Portfolio 3 average annual returns for the past calendar year, and since inception, compare with the Lehman Aggregate
Bond Index (a .........) and the S&P 500 Index (which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange) for the same periods. Past performance is not necessarily an indicator of future results.

--------------------------------------------------------------------------------
TIME HORIZON PORTFOLIO 3                  Average Annual Total Returns
--------------------------------------------------------------------------------
                                         1 Year             Since Inception
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index                                  Not Applicable
--------------------------------------------------------------------------------
S&P 500 Index                                                Not Applicable
--------------------------------------------------------------------------------
A Shares*                                20.38%                  16.49%
--------------------------------------------------------------------------------
B Shares*                                18.77%                  15.37%
--------------------------------------------------------------------------------
K Shares*                                19.89%                  15.84%
--------------------------------------------------------------------------------

* Time Horizon Portfolio 3 A and B Shares commenced operations on September 5, 1995.
**    Time Horizon Portfolio 3 K Shares commenced operations on July 22, 1996.

Investor Expenses
Fund investors pay various expenses, either directly or indirectly. The table below describes the fees and expenses that you may pay if you buy and hold shares of Time Horizon Portfolio 3.

------------------------------------------------------------
SHAREHOLDER FEES (FEES      A          B         K
PAID DIRECTLY FROM YOUR     Shares     Shares    Shares
INVESTMENT)
------------------------------------------------------------
Maximum sales charge
imposed on purchases        5.50% (1)  None (2)  None
------------------------------------------------------------
Maximum sales charge
imposed on reinvested
dividends                   None       None      None
------------------------------------------------------------
Maximum deferred sales
charge                      None (3)   5.00%     None
------------------------------------------------------------
Redemption fees (4)         None       None      None
------------------------------------------------------------
Exchange fees               None       None      None
------------------------------------------------------------

------------------------------------------------------------
ANNUAL FUND OPERATING       A          B         K
EXPENSES (EXPENSES THAT     Shares     Shares    Shares
ARE DEDUCTED FROM FUND
ASSETS, SHOWN AS A
PERCENTAGE OF AVERAGE NET
ASSETS)
------------------------------------------------------------
Management fees             0.60% (5)  0.60% (5) 0.60% (5)
------------------------------------------------------------

12b-1 distribution fees (6)    None      0.75%     0.75%
------------------------------------------------------------
Shareholder services fees     0.25%      0.25%     0.25%
------------------------------------------------------------
All other expenses            0.69%      0.69%     0.43%
------------------------------------------------------------
TOTAL ANNUAL OPERATING
EXPENSES (7)                  1.54%      2.29%     2.03%
------------------------------------------------------------

(1) For the period from inception (September 5, 1995) through June 15, 1997, A Shares were sold with a front-end sales load beginning at 4.5%. For the period from June 16, 1997 through October 31, 1998, A Shares were sold with no sales loads.

(2) For the period from inception (September 5, 1995) through June 15, 1997, B Shares were sold without a front-end sales load but subject to a contingent deferred sales load beginning at 5.00%. B Shares sold during this period will convert to A Shares on the first business day of the month following the sixth anniversary of purchase. For the period from June 16, 1996 through October 31, 1998, B Shares were not available to new investors. On November 1, 1998, B Shares became available to new investors. B Shares purchased on or after September 1, 1998 will convert to A Shares on the first business day of the month following the ninth anniversary of the date of purchase.

(3) A Shares purchased prior to June 16, 1997 under the Large Purchase Exemption are subject to a contingent deferred sales charge of 1.00% and 0.50% on redemptions within one and two years, respectively, after purchase.

(4) A shareholder may pay a separate charge for redemption proceeds which are wired.

(5) The management fee contains an investment advisory fee payable at 0.40% and an administration fee payable at 0.20% of the Fund's average net assets.

(6) Because of the Rule 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

(7) The investment adviser has waived fees and reimbursed expenses during the fiscal year ended June 30, 1998. AS OF JUNE 30, 1998, THE EFFECTIVE TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WERE 1.20% FOR A SHARES, 1.95% FOR B SHARES AND 1.70% FOR K SHARES. The investment adviser has agreed to waive fees and reimburse expenses to the extent necessary to maintain these expense ratios until the earlier of April 2, 1999 or such date as the Fund reaches $100 million in assets. The amount of current total operating expenses may increase without shareholder approval.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 in the Fund over the various time frames indicated. The example assumes that:

-     you reinvested all dividends
-     the average annual return was 5%
- the Fund's maximum total operating expenses are charged and remain the same over the time periods
-     you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Time Horizon         1 Year         3 Years         5 Years        10 Years
Portfolio 3
--------------------------------------------------------------------------------
A Shares              $157            $486           $839           $1,834
--------------------------------------------------------------------------------

B Shares (1)
(assuming
redemption)           $732           $1,137         $1,503          $2,626
-------------------------------------------------------------------------------
B Shares (2)
(assuming no
redemption)           $232            $715          $1,225          $2,626
-------------------------------------------------------------------------------
K Shares              $206            $637          $1,093          $2,358
-------------------------------------------------------------------------------

(1) Assumes complete redemption at the end of the period and the deduction of the maximum applicable contingent deferred sales charge.

(2) Assumes no redemption and no deduction of the contingent deferred sales charge.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the periods presented. This information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended June 30, 1998 has been
audited by                        LLP, whose report, along with the Fund's
financial statements, is included in the annual report, which is available without charge upon request. The financial statements for the Fund for the year ended June 30, 1997 and the period ended June 30, 1996 were audited by other independent accountants whose report expressed an unqualified opinion on those statements.



                      INSERT NEW FINANCIAL HIGHLIGHTS CHART

                  ADDITIONAL RISKS OF INVESTING IN THE FUNDS

The following is a general list of the types of investment risks that may apply to a given Fund. Additional information about a Fund's investments is available in the Statement of Additional Information.

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

The investment adviser attempts to minimize credit risk by limiting investments to securities considered investment grade at the time of purchase and by assessing the credit risk of each investment. However, even investment grade securities are subject to some credit risk and adverse economic conditions, changing circumstances, or circumstances not known or adequately taken into account at the time of the rating could lead to a weakened capacity to pay interest and repay principal. Securities in the lowest-rated investment category have speculative characteristics.

FOREIGN SECURITY RISK: The risk of losses due to currency exchange rate fluctuations, political, regulatory, economic, social or other uncontrollable forces in a foreign country.

The Funds obtain their exposure to foreign securities by investing in other mutual funds that invest in foreign securities.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

In addition to being linked to market interest rates, the price of a fixed income security also depends on its maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to interest rates. To compensate investors for this higher risk, fixed income securities with longer maturities generally offer higher yields than fixed income securities with shorter maturities.

LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Particularly during times of financial stress, the secondary market for some types of securities held by the Funds may not be as liquid, which could make selling the security difficult or could result in a lower price.

OPPORTUNITY RISK: The risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds must be reinvested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

The rate of prepayments will be primarily a function of current market rates. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds will generally be at lower rates.

VALUATION RISK: The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

YEAR 2000 RISK: An issue has emerged in the investment services industry and for the economy overall regarding how existing application software programs and operating systems can accommodate the date value for the year 2000. Many existing application software products in the marketplace were designed only to accommodate a two-digit date position, which represents the year (e.g., "95" is stored on the system and represents the year 1995). As a result, the year 1999 (i.e., "99") could be the maximum date value these systems will be able to accurately process. The Funds have been informed by Bank of America that it has a team in place working on year 2000 systems compliance and that Bank of America expects to have its systems ready by the year 2000. Certain other service providers have provided similar information to the Funds. Nevertheless, the inability of Bank of America and the other service providers to successfully address year 2000 issues could result in interruptions in the Funds' business and have a material adverse impact on the Funds' operations.

CORRELATION RISK: The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

INFORMATION RISK: The risk that key information about a security or market is inaccurate or unavailable. This risk is common to all investments.

MANAGEMENT RISK: The risk that a strategy used by a fund's management may fail to produce the intended result. This risk is common to all mutual funds.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. This risk is common to all investments.

                ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

The following is further information about some of the investments a Fund may hold and the primary risks of such investments. Additional information about a Fund's investments is available in the Statement of Additional Information.

U.S. GOVERNMENT OBLIGATIONS: obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the "full faith and credit" of the U.S. Government, while others are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations. Some obligations are backed solely by the issuer's credit. There is no assurance that the U.S. Government would support a U.S. Government sponsored entity if it were not required to do so by law. In general, U.S. Government Obligations are primarily subject to interest rate risk and some credit risk.

MORTGAGE-BACKED SECURITIES: interests in pools of real estate mortgage loans. The Fund will invest in mortgage-backed securities that are guaranteed as to principal and interest, but not as to market value, by the U.S. Government or by one of its agencies or instrumentalities. Therefore, mortgage-backed securities are subject to some credit risk. Mortgage-backed securities are subject to prepayment risk resulting from refinancing of the underlying mortgages. Mortgage-backed securities are also subject to interest rate risks resulting from both falling and rising interest rates. Unexpected rises in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

ASSET-BACKED SECURITIES: undivided fractional interests in pools of mortgages, consumer loans or receivables held in trust. While all asset-backed securities purchased by the Fund's will either be issued or guaranteed by a U.S. Government entity or rated the highest quality by a rating agency, asset-backed securities are subject to some credit risk. In addition, asset-backed securities are subject to prepayment and interest rate risk.

CASH EQUIVALENTS: cash equivalents such as money market instruments and money market funds. For temporary defensive purposes, the Funds may invest without limitation in cash equivalents. In normal market conditions, prior to reaching its time horizon date, no more than 10% of a Fund's net assets will be invested in cash equivalents. After reaching its stated time horizon, the percentage of each Fund's net assets invested in cash equivalents may increase, consistent with its predominant emphasis on capital preservation. Cash equivalents are subject to opportunity risk.

CONVERTIBLE SECURITIES: bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. Convertible securities are subject to liquidity risk. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock and is therefore subject to market risk.

FUTURES AND OPTIONS: contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. Financial futures and options are subject to interest rate, leverage, correlation, liquidity, credit and opportunity risks.

VARIABLE RATE INSTRUMENTS: securities that bear interest at rates which are adjusted periodically to market rates. Variable rate instruments are subject to credit and liquidity risks. In addition they are subject to interest rate risk. The value of variable rate securities is less affected than fixed-coupon securities by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time. However, under certain market conditions their values may no longer approximate par.

INVESTMENT COMPANY SECURITIES: securities of other investment companies. The Funds may invest in securities of money market funds as a temporary defensive measure and may invest in securities issued by other open-end investment companies, including those which invest in foreign securities of the type in which the Funds are authorized to invest. By investing in securities of other investment companies, the Funds are dependent upon those funds' investment decisions and are therefore subject to management risk. In addition, as a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro-rata portion of the other investment company's expenses.

REPURCHASE AGREEMENTS: securities that must later be sold back to the issuer at the same price plus interest. Repurchase agreements are subject to credit risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date. When-issued securities and forward commitments involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. They are subject to credit and opportunity risks.

                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Bank of America, which has principal offices located at 555 California Street, San Francisco, California 94104, serves as the Funds' investment adviser and is responsible for all purchases and sales of the Funds' portfolio securities. Bank of America is a national banking association formed in 1904 which provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states, as well as corporate banking, business credit and thrift offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 37 foreign countries. Bank of America is the successor by merger to Security Pacific National Bank. Bank of America and its affiliates have over $77 billion in assets under management, including $22 billion in mutual fund assets. On April 13, 1998, BankAmerica Corporation and NationsBank Corporation announced a definitive agreement to merge and form a new holding company to be named BankAmerica Corporation (the "Merger"). The Merger is anticipated to close by the end of 1998, however, it is subject to a number of approvals including shareholder and regulatory approvals.

For the fiscal year ended June 30, 1998, Bank of America received ___% in management fees, as a percentage of each Fund's average net assets.

Bank of America's Asset Management Group is responsible for the day-to-day investment activities of the Funds. The investment management team is headed by James Miller, Executive Vice President and Chief Investment Officer of Bank of America. Mr. Miller has been associated with Bank of America (and its predecessor Continental Bank) since 1988. Mr. Miller is a Chartered Financial Analyst, a member of the Association of Investment Management and Research, and a former Director of the Investment Analysts Society of Chicago.

The chart on the next page shows the Funds' other service providers and includes their addresses and principal activities.

                                    SHAREHOLDERS




Distribution and Shareholder
Services                         SERVICE ORGANIZATIONS
                             Provide shareholder services.

                       PRINCIPAL DISTRIBUTOR                                             TRANSFER AGENT
                    Provident Distributors, Inc.                                            PFPC Inc.
               Four Falls Corporate Center, 6th Floor                                 400 Bellevue Parkway
                    West Conshohocken, PA  19428                                      Wilmington, DE  19809
             Distributes shares through selling brokers,                    Handles shareholder services, including
               financial planners and other financial                    record-keeping and statements, distribution of
                         respresentatives.                              dividends and processing of buy and sell request.

                        INVESTMENT ADVISER                                                  CUSTODIAN
                          Bank of America                                                  PNC Bank, NA
                       555 California Street                                             200 Stevens Drive
                      San Francisco, CA  94104                                           Lester, PA  19113

                                                                    Holds the Funds' assets, settles all portfolio trades and
             Manages the Funds' business and investment                 collects most of the valuation data required for
                           activities.                                             calculating each Fund's NAV.


Asset
Management


                           ADMINISTRATOR
Fund                      Bank of America
Operations             555 California Street
                      San Francisco, CA  94104
                                and
                         SUB-ADMINISTRATOR
                             PFPC Inc.
                        400 Bellevue Parkway
                       Wilmington, DE  19809

           Provide facilities, equipment and personnel to
          carry out administrative services related to the
                              Funds.

                          ACCOUNTING AGENT
                             PFPC Inc.
                        400 Bellevue Parkway
                        Wilmington, DE 19809
             Calculates each Fund's NAV, dividends and
                           distributions.

                                BOARD OF TRUSTEES
                         Supervise the Funds' activities.

                             SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW ARE SHARES PRICED?

Shares are purchased at their public offering price, which is based upon a Fund's net asset value ("NAV") per share plus, in the case of A Shares, a front-end sales load. The NAVs of each Portfolio within the Fund are calculated as follows:

NAV= (Value of Assets Attributable to a Class)-(Fund Liabilities Attributable to the same Class)
     -------------------------------------------------------------------------------------------
                  Number of Outstanding Shares Attributable to the Class

NAVs for each share class are calculated as of the end of regular trading hours on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m.
Eastern Time, on each day the Exchange is open.

The per share NAV of A, B and K Shares will vary due to the different distribution and other expenses borne by the classes.

Investments held in each Portfolio are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund pursuant to procedures adopted by the Board of Directors. Short-term debt securities are values at amortized cost, which approximates market value. For further information about valuing securities, see the Statement of Additional Information ("SAI").

Fund shares will not be priced on those days the Funds are closed as follows:

    Veterans Day -- Wednesday, November 11, 1998                President's Day -- Monday, February 15, 1999
    Thanksgiving Day -- Thursday, November 26, 1998             Good Friday -- Friday, April 2, 1999
    Christmas Day -- Friday, December 25, 1998                  Memorial Day (observed) -- Monday, May 31, 1999
    New Year's Day -- Friday, January 1, 1999                   Independence Day (observed) -- Friday, July 2, 1999
    Martin Luther King, Jr. Day -- Monday, January 18, 1999     Labor Day -- Monday, September 6, 1999
                                                                Columbus Day (observed) -- Monday, October 11, 1999

A SHARES SALES LOAD. The front-end sales load begins at 5.50% and decreases as the amount you invest increases, as shown below:

-------------------------------------------------------------------------------
       AMOUNT OF TRANSACTION      SALES CHARGE                      DEALER'S
                                   (AS A % OF    SALES CHARGE     REALLOWANCE*
                                    OFFERING    (AS A % OF NET    (AS A % OF
                                     PRICE)      ASSET VALUE)      OFFERING
                                                                    PRICE)
-------------------------------------------------------------------------------
Less than $50,000                    5.50%           5.82%          5.00%
-------------------------------------------------------------------------------
$50,000 but less than $100,000       4.50%           4.71%          4.00%
-------------------------------------------------------------------------------
$100,000 but less than $250,000      3.50%           3.63%          3.00%
-------------------------------------------------------------------------------
$250,000 but less than $500,000      2.50%           2.56%          2.00%
-------------------------------------------------------------------------------

$500,000 but less than
$1,000,000**                         2.00%           2.04%          1.75%
-------------------------------------------------------------------------------

*   Dealer reallowance may be changed periodically.
**There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, unless you participated in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge of 1% will be imposed on redemptions made within 18 months after purchase. Also, to the extent that no other A Share no-load exemption is available, the above sales load schedule does not apply to purchases if the aggregate value of the A Shares that you beneficially own in the Time Horizon and/or Pacific Horizon Funds equals or exceeds $1,000,000.

Dealers of record will be paid commissions on purchases above $1 million in an amount equal to (i) 1.00% on sales up to $5 million; (ii) 0.50% on the next $45 million; and (iii) 0.25% on sales over $50 million. From time to time, the Funds' distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation.

When No Front-End Sales Load Applies. You pay no front-end sales load on the following types of transactions:

-  reinvestment of dividends or distributions;
- any purchase of shares by a registered investment adviser purchasing shares for its own account or for an account for which it is authorized to make investment decisions;
- any purchase through FundAdvisor or FundManager from BA Investment Services, Inc.
- accounts opened by a bank, trust company or thrift institution, acting as a fiduciary, provided appropriate notification of such status is given at the time of investment;
- any purchase of shares by clients of The Private Bank of Bank of America or by or on behalf of agency accounts administered by any bank or trust company affiliate of Bank of America;
- any purchase of shares pursuant to the Reinstatement Privilege described below; and
- any purchase of shares pursuant to the Directed Distribution Plan described below.

Additionally, the following individuals are not required to pay a front-end sales load when purchasing shares of the Fund:

-  members of the Funds' Board of Trustees;
- U.S. based employees and retirees of Bank of America or any of its affiliates, and their parents, spouses, minor children and grandchildren, as well as members of the Board of Directors of Bank of America or any of its affiliates;
- registered representatives or full-time employees of broker-dealers having agreements with the Fund's distributor pertaining to the sale of shares of a Fund (and their spouses and minor children) to the extent permitted by such organizations;
- holders of the BankAmericard with an appropriate award certificate; o former members of the Funds' Board of Trustees with the designation of director emeritus and their spouses; and
- Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders program (the "Program") (initial purchase only; a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which A Shares of the Fund may be purchased without a front-end sales load pursuant to the Program.)
- Investors, who during periodic retail merchandising campaigns of Bank of America, request information and subsequently purchase shares. (Promotional material will delineate the beginning and ending date during which information must be requested and Fund shares purchased.)

Rights of Accumulation. When buying A Shares, your current aggregate investment determines the front-end sales load that you pay. Your current aggregate investment is the accumulated combination of your immediate investment along with the shares that you beneficially own in any Time Horizon or Pacific Horizon Funds, Inc. on which you paid a front-end sales load (including shares that carry no sales load but were obtained through an exchange and can be traced back to shares that were acquired with a sales load). To qualify for a reduced sales load on A Shares, you or your Service Organization (an institution such as a bank or broker-dealer that has entered into a selling and/or servicing agreement with the Fund's distributor) must notify the Fund's Transfer Agent at the time of investment that a quantity discount is applicable.

Letter of Intent. You may also obtain a reduced sales charge on A Shares by means of a written Letter of Intent, which expresses your non-binding commitment to invest in the aggregate $50,000 or more in shares of any Time Horizon or Pacific Horizon Fund within a period of 13 months, beginning up to 90 days prior to the date of the Letter's execution. A Shares carrying a sales load purchased during that period count as a credit toward completion of the Letter of Intent. Any investments you make during the period receive the discounted sales load based on the full amount of your investment commitment. When your commitment is fulfilled, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of your Letter of Intent.

While signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, you must complete the intended purchase to obtain the reduced sales load. When you sign a Letter of Intent, the Fund holds in escrow shares purchased by you in an amount equal to 5% of the total amount of your commitment. After you fulfill the terms of the Letter of Intent, the escrow will be released.

If your aggregate investment amount exceeds the amount indicated in your Letter of Intent, you will receive an adjustment, which reflects the further reduced sales load applicable to your excess investment. It will be in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the total amount of the total purchase.

If your aggregate investment is less than the amount you committed, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent will redeem an appropriate number of shares held in escrow to realize the difference.

If you would like to participate, complete the Letter of Intent found on your Account Application. If you have any questions regarding the Letter of Intent, call 800-346-2087. Please read it carefully, as you will be bound by its terms.

B SHARES CONTINGENT DEFERRED SALES CHARGE ("CDSC"). B Shares will be offered at NAV per share without the imposition of a sales charge at the time of purchase. B Shares that are redeemed within 6 years of purchase are subject to the CDSC at the rates set forth below, charged as a percentage of the lesser of the NAV or the purchase price of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price or shares acquired by reinvestment of distributions.

             -------------------------------------------------------------------
              NUMBER OF YEARS ELAPSED    CDSC(AS A % OF THE DOLLAR
                  SINCE PURCHASE*         AMOUNT SUBJECT TO THE CHARGE)
             -------------------------------------------------------------------
             First                                 5.00%
             -------------------------------------------------------------------
             Second                                4.00%
             -------------------------------------------------------------------
             Third                                 3.00%
             -------------------------------------------------------------------
             Fourth                                3.00%
             -------------------------------------------------------------------
             Fifth                                 2.00%
             -------------------------------------------------------------------
             Sixth                                 1.00%
             -------------------------------------------------------------------
             After six years                       0.00%
             -------------------------------------------------------------------

             *The time period during which Y Shares of the Pacific Horizon Prime Fund acquired through an exchange are held is not included when the amount of the contingent deferred sales charge is calculated.
             -------------------------------------------------------------------

In determining whether a CDSC is applicable to a redemption of B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assume that the redemption is made first of amounts representing B Shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of your holdings of B Shares above the total amount of payments for the purchase of B Shares during the preceding 6 years; then of amounts representing the cost of B Shares held beyond the applicable CDSC period; and finally, of amounts representing the number of the B Shares held for the longest period of time.

-------------------------------------------------------------------------------

Example: Assume you purchased 100 shares at $10 per share (at a cost of $1,000), that you have not exchanged any shares for Y Shares of the Pacific Horizon Prime Fund, that in the third year after purchase the NAV per share is $12, and that during the three-year period you had acquired 10 additional shares through dividend reinvestment. If at such time you make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.00% (the applicable rate in the third year after purchase).

-------------------------------------------------------------------------------

Waiver of the CDSC. Where appropriate, shareholders are responsible for providing evidence sufficient to establish that they are eligible for a waiver.

The CDSC will be waived on B Shares purchased prior to June 16, 1997 under the following conditions:

- following the death or disability (as defined in the Internal Revenue Code of 1986, as amended [the "Code"]) of a shareholder (including a registered joint owner);
- in connection with the minimum required distributions from IRA 403(b)(7) and Qualified Plan accounts due to a shareholder reaching age 70;
- effected pursuant to a Fund's right to liquidate a shareholder's account, including instances where the aggregate net asset value of the B Shares held in the account is less than the minimum account size; or
- in connection with the combination of a Fund with any other registered investment company by a merger, acquisition of assets or by any other transaction.

The CDSC will be waived on B Shares purchased after November 1, 1998 under the following conditions:

- following the death or disability (as defined in the Code) of a shareholder (including a registered joint owner); in connection with the following retirement plan distributions:

      - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2);
      -  distributions from an IRA or Custodial Account under Section
         403(b)(7) of the Code following attainment of age 59 1/2;
      -  a tax-free return of an excess contribution to an IRA;
      - distributions from a qualified retirement plan that are not subject to 10% additional federal withdrawal tax pursuant to Section
         72(t)(2) of the Code;

- payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks;
- effected pursuant to a Fund's right to liquidate a shareholder's account, including instances where the aggregate net asset value of the B Shares held in the account is less than the minimum account size;
- effected pursuant to the Automatic Withdrawal Plan provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the B Shares in the account; or
- in connection with the combination of a Fund with any other registered investment company by a merger, acquisition of assets or by any other transaction.

PURCHASE OF FUND SHARES

Fund shares can only be purchased on a Business Day (each day that both the Exchange and the Federal Reserve Bank are open for business) through the means described below. Customers of Service Organizations (an institution such as a bank or broker-dealer that has entered into a selling and/or servicing agreement with the Fund's distributor) should refer to their Service Organization for the terms and conditions under which Fund shares can be purchased, including minimum initial and subsequent purchase limits, minimum average balance requirements and deadlines for purchases.

WHAT IS THE MINIMUM INVESTMENT I CAN MAKE?

The table below addresses the Funds' minimum investment requirements:

==============================================================================
ACCOUNT TYPE             INITIAL INVESTMENT        SUBSEQUENT INVESTMENT
==============================================================================
 Regular                 $500*                     $50
==============================================================================
Automatic Investment
Plan                     $50                       $50
==============================================================================
IRAs, SEP-IRAs (one
participant)             $500                      No minimum
==============================================================================
Spousal IRAs**           $250                      No minimum
==============================================================================
SEP-IRAs)                $2,500                    No minimum
==============================================================================

* The minimum investment is $100 for purchases made through Bank of America's trust and agency accounts or a Service Organization (brokers, financial institutions or other industry professionals who maintain accounts on behalf of shareholders and provide additional services to their clients) whose clients have made aggregate minimum purchases of $1,000,000. The minimum investment is $200 for BankAmericard holders with an appropriate award certificate from the BankAmeriChoice Program.
**A regular IRA must be opened in conjunction with this account.
==============================================================================

WHAT CLASSES OF SHARES ARE AVAILABLE?

The Fund currently issues three classes of shares for each Portfolio. The three classes of shares in each Portfolio represent interests in the same portfolio of investments, have the same rights and are identical in all respects except as described below.

A SHARES: A Shares are sold to investors choosing the front-end sales charge alternative unless an exemption to the sales charge is otherwise available. A Shares bear the expenses of a Shareholder Services Plan and have exclusive voting rights with respect to this plan.

B SHARES: B Shares are sold to investors choosing the contingent deferred sales charge alternative. B Shares bear the expenses of a Distribution and Services Plan and have exclusive voting rights with respect to this plan. B Shares will convert to A Shares at the end of the month in which the ninth anniversary of the date of purchase occurs unless the B Shares have been exchanged for Y Shares of the Pacific Horizon Prime Fund. NOTE: B Shares purchased prior to June 16, 1997 are "grandfathered" under the old "conversion program" and will automatically convert to A Shares at the end of the month in which the sixth anniversary of the date of purchase occurs unless the B Shares have been exchanged for Y Shares of the Pacific Horizon Prime Fund.

K SHARES: K Shares are neither subject to a front-end sales charge nor a contingent deferred sales, however, they are only sold to: (a) businesses and other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemptions occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by Provident Distributors, Inc. and Bank of America, respectively, or their affiliates; (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific Horizon or Time Horizon fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open on the Company's books; (d) accounts under Section 403(b)(7) of the Code;
(e) deferred compensation plans under Section 457 of the code; and (f) certain other retirement plans. K Shares bear the expenses of a Distribution Plan and/or Administrative and Shareholder Services Plan and have exclusive voting rights with respect to such plans.

HOW DO I DECIDE WHICH SHARE CLASS TO PURCHASE?

In deciding whether to purchase A, B or K Shares, you should consider all relevant factors including:

-  the dollar amount of your purchase,
-  the length of time you expect to hold the shares,
-  the amount of any applicable front-end sales charge or CDSC,
- the amount of any applicable distribution, administrative or service fee that may be incurred while you own the shares,
- whether or not you will be reinvesting income or capital gain distributions in additional shares,
- whether or not you meet applicable eligibility requirements or qualify for a sales charge waiver or reduction in the case of A Shares,
- whether to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a CDSC in the case of B Shares
-  whether you are eligible to purchase K Shares, and
-  the relative level of services that are provided to different classes.

For further discussion on purchasing A, B or K Shares, see the Statement of Additional Information ("SAI").

HOW CAN I PURCHASE SHARES?

The table below addresses the Funds' requirements for individual investors investing directly in the Fund:

===============================================================================
                     OPENING AN ACCOUNT           ADDING TO AN EXISTING
                                                  ACCOUNT
===============================================================================
By Mail:             Complete and sign an         Mail all subsequent
Through the          Account Application and      investments to:
Distributor (if you  mail it along with your      TIME HORIZON FUNDS
are or will be the   check payable to the Time    P.O. BOX 8984
shareholder or       Horizon Funds Portfolio      WILMINGTON, DE 19899-8984
record on the        selected to the address on
Fund's books)        the Account Application.
===============================================================================
In Person:           Deliver Account Application  Deliver your payment
                     and your payment directly    directly to the address on
                     to:                          the left.
                     TIME HORIZON FUNDS
                     C/O PFPC INC.
                     400 BELLEVUE PARKWAY
                     SUITE 108
                     WILMINGTON, DE 19809
===============================================================================

===============================================================================
By Wire:             Not permitted.               Call the Transfer Agent at
                                                  1-800-247-9728 for wiring
                                                  instructions. Request your
                                                  bank to transmit federal funds
                                                  for the purchase of particular
                                                  Fund Portfolio shares in your
                                                  name. Ensure your Fund account
                                                  number is included.
===============================================================================
With TeleTrade:      Not permitted.               Allows you to purchase shares
(a service                                        (minimum of $500 and maximum
permitting                                        of $50,000 per transaction) by
transfers of money                                telephone. Appropriate
from your checking,                               information concerning your
NOW or bank money                                 bank must be on file with the
market account)                                   Transfer Agent before the
                                                  TeleTrade privilege may be
                                                  used. Your bank must be a
                                                  domestic financial
                                                  institution, which is an
                                                  Automated ClearingHouse
                                                  member. Call the Transfer
                                                  Agent at 1-800-247-9728 to
                                                  effect a TeleTrade.
===============================================================================

WHAT PRICE WILL I RECEIVE WHEN I BUY SHARES?

The Transfer Agent makes purchases (or redemptions) using the NAV per share next determined after receipt of a purchase (or sell) order in proper form.

WHAT ELSE SHOULD I KNOW TO MAKE A PURCHASE?

- You must specify at the time of purchase whether you are purchasing A, B or K Shares.
- Federal regulations require you to provide a certified taxpayer identification number upon opening or reopening your account.
- Payments should be made in U.S. dollars drawn on U.S. banks. A fee may be imposed by the Transfer Agent for checks that do not clear.
- The Funds will not accept third party checks. o A Fund may, in its discretion, reject any order for shares.


REDEMPTION OF FUND SHARES

HOW DO I REDEEM MY SHARES?

Fund shares can only be redeemed on a Business Day through the means described below. If your shares were purchased through accounts at Bank of America or a Service Organization (an institution such as a bank or broker-dealer that has entered into a selling and/or servicing agreement with the Fund's distributor) you may redeem all or part of such shares in accordance with the instructions pertaining to such accounts. If you are also the shareholder of record on the books of the Transfer Agent, you may redeem shares in accordance with the procedures described below. It is the responsibility of Bank of America or the Service Organization to transmit a redemption order on your behalf to the Transfer Agent and to credit your account with the proceeds on a timely basis.

The table below addresses the redemption procedures for individual investors effecting redemptions of shares directly with the Transfer Agent:

    ======================================================================
    By Mail:                Mail a signed, written request to the
                            Transfer Agent at:
                            TIME HORIZON FUNDS
                            P.O. BOX 8959
                            WILMINGTON, DE 19899-8959
    ======================================================================
    In Person:              Deliver in person to:
                            TIME HORIZON FUNDS
                            C/O PFPC INC.
                            400 BELLEVUE PARKWAY
                            SUITE 108
                            WILMINGTON, DE 19809
    ======================================================================
    By Wire:                Ensure the Transfer Agent has appropriate
                            information on file concerning your bank account.
                            Write or send a telegraph to the address specified
                            in the box above or call 1-800-247-9728 to effect a
                            redemption. Proceeds will be wired in federal funds
                            to your commercial bank. Redemption amounts must be
                            at least $1,000 and may be subject
                            to limits as to frequency and overall amount.
    ======================================================================
    With TeleTrade:         Entitles you to redeem shares (minimum of $500 and
    (a service permitting   maximum of $50,000 per transaction) without charge
    transfers of money to   by telephone. Appropriate information concerning
    your checking, NOW or   your bank must be on file with the Transfer Agent
    bank money market       before proceeds can be wired. Your bank must be a
                            domestic financial institution, which is an Automated
                            ClearingHouse member. Redemption proceeds
                            can also be sent by check payable  to the registered
                            owners and sent only to the address of record. Call the
                            Transfer Agent account) at 1-800-247-9728 to effect
                            a TeleTrade.
        ======================================================================

Notes:
- The Fund imposes no charge when you redeem shares (other than the CDSC if you redeem B Shares within 6 years of purchase and the CDSC if you redeem A Shares that were purchased between March 19, 1996 and June 16, 1997 under the Large Purchase Exemption within two years of purchase).
- The value of the shares you redeem may be more or less than your cost, depending on a particular portfolio's NAV.
- Redemption proceeds will normally be wired the business day after your request and the necessary documents have been received by the Transfer Agent.
- Wire and TeleTrade Privileges automatically apply, unless you indicate otherwise on the Account Application or in a subsequent written notice to the Transfer Agent.
-  Wire or TeleTrade Privileges may be modified or suspended at any time.

- In attempting to confirm telephone instructions are genuine, the Fund will use reasonable procedures to confirm the identity of the caller. Neither Time Horizon Funds nor any of its service providers will be liable for any loss or expense for acting upon telephone instructions that are reasonably believed to be genuine.

WHAT "NAV" WILL I RECEIVE FOR SHARES I WANT TO SELL?

Redemption orders are effected at the NAV per share next determined after receipt of the order in proper form by the Transfer Agent.

Note:
- The Fund reserves the right to redeem shares in any account at their NAV if the value of the account is less than $500 as a result of the redemption. A shareholder having such an account will first be notified in writing that their account has a value of less than $500 and will be allowed 60 days to make additional investments to bring the value of the account to $500.

WHAT ELSE SHOULD I KNOW TO MAKE A SALE?

- When redeeming shares, you should indicate whether you are redeeming A, B or K Shares.
- Regular redemption requests must be signed by each shareholder, including each joint owner on joint accounts.
- Signature guarantees must accompany redemption requests 1) in excess of $50,000 per day, 2) for any amount if the proceeds are to be sent elsewhere than to the address of record, and 3) for an amount of $50,000 or less if the address of record has not been on file with the Transfer Agent for a period of 60 days, must be accompanied by a signature guarantee. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion
   Program (MSP). Signature Guarantees, which are not a part of these programs, will not be accepted. Please note that a notary public stamp or seal is not acceptable.

HOW QUICKLY CAN I RECEIVE MY REDEMPTION PROCEEDS?

The Fund will make payment for all shares redeemed after the Transfer Agent receives a request in proper form, except as provided by the rules of the SEC.

Notes:
- A Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of shares) for such periods as permitted under the 1940 Act.
- If the shares to be redeemed have been purchased by check or TeleTrade, the Fund will, upon clearance of the purchase check or TeleTrade payment, mail the redemption proceeds within seven business days.

DO I HAVE ANY REINSTATEMENT PRIVILEGES AFTER I HAVE REDEEMED SHARES?

You may reinvest all or any portion of your redemption proceeds in shares of the same class of the Time Horizon Fund out of which you redeemed, in like shares of another Portfolio of the Fund or in like shares of a Pacific Horizon Fund within 90 days of your redemption trade date without paying a sales load. Upon such a reinvestment, the Distributor will credit to your account any CDSC imposed on any redeemed shares. Shares reinvested will be purchased at a price equal to the net asset value next determined after the Transfer Agent receives a reinstatement request and payment in proper form. If you wish to use this privilege, you must submit a written request to the Transfer Agent stating that you are eligible to use the privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this privilege.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments held by such Fund. A Fund's net income and net capital gains (if any) are declared and paid at least annually.

You will automatically receive dividends and capital gain distributions in additional shares without a sales load unless you:

-  elect in writing to receive payment in cash; or
- elect to participate in the Directed Distribution Plan described in the section below.

To elect to receive payment in cash, or to revoke such election, you must do so in writing to the Transfer Agent at TIME HORIZON FUNDS, P.O. BOX 8959, WILMINGTON, DE 19899-8959. The election or revocation will become effective with respect to dividends paid after the Transfer Agent receives it.

Notes:

- If you elect to receive distributions in cash, and if your checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share NAV determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share NAV determined as of the date of cancellation.
- Reinvestment dividends receive the same tax treatment as dividends paid in cash.

ADDITIONAL SHAREHOLDER SERVICES

Some or all of the following services and privileges as well as others described in this Prospectus may not be available for, or may have different conditions imposed on them than as described in this Prospectus with respect to certain customers of Bank of America and particular Service Organizations. Consult these entities for more information. With respect to the services provided below, the Transfer Agent can be reached by calling 1-800-247-9728 or writing TIME HORIZON FUNDS, P.O. BOX 8959, WILMINGTON, DE 19899-8959.

CAN I USE THE FUND IN MY RETIREMENT PLAN?

You are able to set up Regular Individual Retirement Accounts ("IRAs"), Roth IRAs, IRAs under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA Rollover Accounts ("Rollover Accounts"). The CDSC with respect to A Shares subject to the Large Purchase Exemption and to B Shares will not be charged on redemptions in connection with minimum required distributions from an IRA due to a shareholder having reached age 70 1/2. For details, call the Transfer Agent.

Note:
- Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult their tax adviser.

CAN I EXCHANGE MY INVESTMENT FROM ONE FUND TO ANOTHER?

As an investor, your have the privilege of exchanging your shares for shares of the same class of another Time Horizon Portfolio or of a Pacific Horizon Fund that legally may be sold in your state of residence (the "Exchange Privilege"). B Shares may also be exchanged for Y Shares of the Pacific Horizon Prime Fund. The shares that are exchanged must have a current value of at least $500 and in establishing a new account through use of this feature, the shares being exchanged must have a value at least equal to the minimum initial investment required by the particular Fund into which the exchange is being made. If you would like more information on the Exchange Privilege, please read the SAI and consult your Service Organization or call the Transfer Agent. You may obtain a prospectus regarding the Fund into which you wish to make an exchange from your Service Organization or by calling the Transfer Agent. Please read it carefully before effecting an exchange. Exchanges can be effected by telephone (TeleTrade) or in writing as described under the section entitled, "How Do I Redeem My Shares".

Notes:
- The Exchange Privilege automatically applies to an investor, unless you indicate otherwise on the Account Application or in a subsequent written notice to the Transfer Agent.
- The Fund reserves the right to reject any exchange request and the Exchange Privilege may be modified or terminated at any time.

CAN I ARRANGE TO HAVE AUTOMATIC INVESTMENTS MADE ON A REGULAR BASIS?

Your may arrange through the Automatic Investment Program (AIP) for systematic investments in your Fund account in amounts of $50 or more by directly debiting your account at your financial institution, provided your financial institution (an Automated Clearing House member) allows automatic withdrawals subject to authorization. The shares will be purchased either once a month (on either the first or fifteenth day) or twice a month (on both days). An AIP can be established with proper completion of an Account Application or subsequently by mail with the Transfer Agent. You may cancel the AIP or change the amount of purchase by mailing written notification to the Transfer Agent. The AIP is one means by which you may use Dollar Cost Averaging in making investments.

Notes:
- Dollar Cost Averaging involves investing a fixed dollar amount at regular predetermined intervals. Because more shares are bought during periods with lower share prices and fewer shares are bought when the price is higher, your average cost per share may be reduce.
-  The Fund may modify or terminate this privilege at any time.

IS THERE A SALARY DEDUCTION PLAN AVAILABLE?

If you receive a federal salary, social security, or certain veteran's military or other payments from the federal government, you may purchase the Fund's shares by having all or a portion of these payments automatically deposited into your Fund account (minimum $50 and maximum $50,000 per transaction). For instructions on how to enroll in this Direct Deposit Program, call the Transfer Agent.

Notes:
-  Death or legal incapacity will terminate participation in the Program.
- At any time you may terminate your participation in this program by notifying the appropriate federal agency in writing. The Fund may also terminate your participation after 30 days' notice.

CAN MY DIVIDENDS FROM A FUND BE INVESTED IN OTHER FUNDS?

You may elect to have your dividends, capital gains distributions, or both ("distribution proceeds") received from a non-retirement Fund account automatically invested in shares of any other Portfolio or the Fund or in shares of a Fund of Pacific Horizon Funds, provided such shares are held in a non-retirement account. To participate in the Directed Distribution Plan (DDP), check the appropriate box and supply the necessary information on the Account Application or subsequently by mail with the Transfer Agent.

CAN I ARRANGE PERIODIC WITHDRAWALS?

If you are a shareholder with a Fund account valued at $5,000 or more, you may withdrawal amounts in multiples of $50 from your account on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal Plan
(AWP). All AWP withdrawals will be made on either the first or fifteenth day (at your option) of the appropriate month(s). An AWP can be established with proper completion of an Account Application or subsequently by mail with the Transfer Agent.

Note:
- Use of this Plan may also be disadvantageous for B Shares during the first 6 years shares are held, due to the potential need to pay a CDSC.

TAXES

You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses upon your ultimate sale or exchange of share in the Fund. The following is only a brief summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. Consult you tax adviser with specific reference to your own tax situation and regarding state and local tax consequences, which may differ from the federal tax consequences describe below.

FEDERAL TAXES.

- As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has done in the past and intends to do in the future, it pays no Federal income tax on the earnings it distributes to shareholders.
- Distributions, whether reinvested or taken as cash, of ordinary income and/or excesses of net short-term capital gain over net long-term capital loss are taxable to the shareholders as ordinary income.
- Any distribution you receive comprised of the excess of net long-term capital gain over net short-term capital loss will be taxed as a long-term capital gain no matter how long you have held the Fund's shares.
- A dividend paid to a shareholder by the Fund in January of a particular year will be deemed to have been received by the shareholder on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a specified date in the last quarter of the preceding year.
- Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

DISTRIBUTION ARRANGEMENTS

12b-1 AND SERVICE FEE PLANS

The major distinctions among the share classes are the various service plans related to each share class. Time Horizon Funds has adopted four such plans. Participants in any of these plans must enter into a specific agreement with the Fund pursuant to the related adopted plan. Because fees associated with the distribution and service plans are paid out of the Fund's assets on an on-going basis, over time holders of the shares discussed below may pay more than the economic equivalent of the maximum front-end sales charge permitted by NASD Regulation, Inc.

===============================================================================================
                APPLIES
                TO SHARE
FEE PLAN:       CLASS:           PLAN PURPOSE:                   FEES:
===============================================================================================

Shareholder     A, B             Reimburses the Distributor      Payments under the
Services Plan   and K            (A and K Shares) or Bank of     Plan may not exceed
                                 America (B Shares), and         0.25% (annualized) of
                                 Service Organizations for       the Fund's average
                                 expenses incurred               daily net assets.
                                 in connection with
                                 shareholder services
                                 provided to the
                                 beneficial owners of
                                 the Fund's shares.
===============================================================================================
Distribution    B                Compensation to Bank of         Payments are incurred
Plan                             America for services            at the rate of 0.75%
                                 rendered and costs              (annualized) of the
                                 incurred in connection          Fund's average daily
                                 with distribution of            net assets
                                 Class B shares.                 attributable to the
                                                                 Class B shares.
===============================================================================================
Administrative  K                Reimburses the                  Total fees paid under
Services Plan                    Distributor for                 this Plan and the
                                 administrative expenses         Distributions and
                                 incurred in connection          Administrative
                                 with sales of Class K           Services Plan (described
                                 shares to investors             below) may not exceed the
                                 subject to ERISA.               annual rate of 0.75% of the
                                                                 average daily net
                                                                 assets attributable to
                                                                 the Class K shares.
===============================================================================================

===============================================================================================
Distributions   K                Compensates the                 Total fees paid under
and                              Distributor for                 this Plan and the
Administrative                   distribution and                Administrative
Services Plan                    administrative services         Services Plan
                                 rendered and costs              (described above) may
                                 incurred in connection          not exceed the annual
                                 with the distribution           rate of 0.75% of the
                                 of Class K shares.              average daily net
                                                                 assets attributable to
                                                                 the Class K shares.
================================================================================================

                               TIME HORIZON FUNDS

                            TIME HORIZON PORTFOLIO 1
                            TIME HORIZON PORTFOLIO 2
                            TIME HORIZON PORTFOLIO 3

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: Contain performance data and information on portfolio holdings for a Fund's most recently completed fiscal year or half-year. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a fuller technical and legal description of a Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

                               TIME HORIZON FUNDS
                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                                    Suite 108
                           Wilmington, Delaware 19809
                                 1-800-247-9728

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund's may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The Funds' investment company registration number is 811-09024.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL:

                                1-800-247-9728
                               Monday thru Friday
                            8:00 am to 8:00 pm (EST)

                               TIME HORIZON FUNDS
                                 (THE "COMPANY")

                            TIME HORIZON PORTFOLIO 1
                            TIME HORIZON PORTFOLIO 2
                            TIME HORIZON PORTFOLIO 3

           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 1998

This Statement of Additional Information ("SAI") provides information about Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2") and Time Horizon Portfolio 3 ("Portfolio 3") (each individually a "Fund" and collectively the "Funds" or "Time Horizon Series of Funds"). This information is in addition to the information that is contained in the Funds' Prospectus dated November 1, 1998 (the "Prospectus").

This SAI is not a Prospectus. It should be read in conjunction with the Prospectus and the Funds' Annual Report dated June 30, 1998. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Funds' Prospectus and Annual Report may be obtained free of charge by writing or telephoning:

                               TIME HORIZON FUNDS
                                  C/O PFPC INC.
                                  P.O. BOX 8959
                         WILMINGTON, DELAWARE 19899-8959
                                 1-800-247-9728

                                TABLE OF CONTENTS

Item                                                                      Page
----                                                                      ----
Organization and Classification                                             3
Non-Primary Investment Strategies and Related Risks                         3
Fundamental Policies                                                       18
Non-Fundamental Policies                                                   20
Management                                                                 21
Principal Holders of Securities                                            25
Investment Adviser                                                         25
Administrator                                                              27
Distributor and Plan Payments                                              27
Custodian and Transfer Agent                                               35
Counsel                                                                    35
Independent Accountant and Experts                                         35
Portfolio Transactions                                                     35
Additional Purchase and Redemption Information                             37
Taxes                                                                      42
Yield and Total Return                                                     44
Description of Shares                                                      52
Reports                                                                    54
Financial Statements and Experts                                           54
Miscellaneous                                                              54
Appendix A                                                                A-1
Appendix B                                                                B-1

ORGANIZATION AND CLASSIFICATION

The Funds are series of Time Horizon Funds, which is an open-end investment management company organized as a Delaware business trust on April 12, 1995. The Funds are diversified investment portfolios.

NON-PRIMARY INVESTMENT STRATEGIES AND RELATED RISKS
Following are non-primary investment strategies which may be utilized and types of investments which may be purchased by the Funds in order to achieve their investment goals, related risks and other investment information.

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. Certificates of deposit, bankers' acceptances and time deposits are eligible investments for each of the Funds. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. Obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank are not permissible investments for the Funds.

Instruments issued by foreign banks and financial institutions may be subject to investment risks that are different in some respects from the risks associated with instruments issued by U.S. banks and financial institutions. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the instruments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these instruments.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.

Commercial Paper and Short-Term Notes. The Funds may invest in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by domestic and foreign corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor's Ratings Group ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by Bank of America to be of comparable quality under procedures established by the Board of Trustees of the Company. These rating symbols are described in Appendix A.

Money Market Funds. The Funds may under certain circumstances invest a portion of their assets in certain money market funds. The Investment Company Act of 1940, as amended (the "1940 Act") prohibits each Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. Investment by a Fund in a money market fund will involve payment of the Fund's pro rata share of advisory and administration fees charged by such fund, in addition to those paid by the Fund. The Company reserves the right to apply to the Securities and Exchange Commission ("SEC") for an exemption from this provision of the 1940 Act. If an exemption is granted, each Fund may not be limited as to the amount of its total assets that may be invested in securities of other investment companies managed by Bank of America.

Repurchase Agreements. Each Fund is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy, subject to the seller's agreement to repurchase and the agreement of the Fund to resell such securities at a mutually agreed upon date and price. The Funds will enter into repurchase agreements only with banks that have a commercial paper rating of A-2 or better by S&P or Prime-2 or better by Moody's or registered broker-dealers deemed creditworthy by Bank of America, under guidelines approved by the Company's Board of Trustees. Repurchase agreements maturing in more than seven days, together with all other illiquid securities, will not exceed 10% of the value of the net assets of a Fund. The Funds are not permitted to enter into repurchase agreements with Bank of America or its affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian of the Fund or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. Bank of America monitors that value to make sure that it is maintained. If the seller defaulted on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

U.S. Government Obligations. Each Fund is permitted to make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Small Business Administration and Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the issuer's credit. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.

Variable and Floating Rate Instruments. The Funds may acquire variable and floating rate instruments, which may include master demand notes. Although payable on demand by a Fund, master demand notes may not be marketable. Consequently, the ability to redeem such notes may depend on the borrower's ability to pay, which will be monitored by Bank of America. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by a Fund, Bank of America will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Such notes will be purchased only from domestic corporations that either (a) are rated Aa or better by Moody's or AA or better by S&P, (b) have commercial paper rated at least Prime-2 by Moody's or A-2 by S&P, (c) are backed by a bank letter of credit or (d) are unrated and are determined by Bank of America to be of a quality comparable to securities described in either clause (a) or (b) above.

An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to a Fund's fundamental 10% limitation on illiquid securities.Variable and floating rate instruments may be secured by bank letters of credit.

Investment Company Securities. As described under "Temporary Defensive Positions" below, the Funds may invest in securities of Money Market Funds (including money market funds advised by Bank of America) as a temporary defensive measure, when market conditions are uncertain or unusual, or for other purposes. The Funds may also invest in securities issued by other open-end investment companies, including those which invest in foreign securities of the type in which the Funds are authorized to invest. No more than 10% of the value of a Fund's total assets will be invested in securities of other investment companies, with no more than 5% invested in the securities of any one investment company. In addition, a Fund may hold no more than 3% of the outstanding voting stock of any other investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees absent a waiver of such advisory fees by Bank of America.

The Company reserves the right to apply to the Securities and Exchange Commission for an exemption from certain other provisions of the 1940 Act, which limit each Fund's investment in investment companies to the percentages of its total assets indicated above. If an exemption if applied for and granted, each Fund may not be limited as to the amount of its total assets that may be invested in securities of other investment companies managed by Bank of America. Prior to any such investment, the Funds' shareholders will be asked to approve the other funds, the Prospectus will be amended to describe the other funds, and all operating expenses of the Funds will be paid by Bank of America.

Zero Coupon Securities. The Funds may invest in zero coupon securities issued by the U.S. Treasury on up to 5% of their respective net assets. Zero coupon Treasury securities are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts, or certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Reverse Repurchase Agreements. The Funds are permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers. Under these agreements, the Funds sell portfolio securities to financial institutions and agree to buy them back later at an agreed upon time and price. The Funds will conduct reverse repurchase transactions only with banks which have a commercial paper rating of A-2 or better by S&P or Prime-2 or better by Moody's or registered broker-dealers deemed creditworthy by Bank of America, under guidelines approved by the Company's Board of Trustees.

Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian liquid assets such as cash, U.S. Government securities or other liquid securities having a value equal to or greater than the repurchase price (including accrued interest). Bank of America will monitor the account for maintenance of such equivalent value. Reverse repurchase agreements involve the risk that the value of portfolio securities a Fund relinquishes may decline below the price the Fund must pay when the transaction closes. The Funds intend to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Corporate Debt Securities. The Funds may invest in nonconvertible corporate debt securities, including obligations of varying maturities (such as debentures, bonds and notes) over a cross-section of industries. The value of a debt security changes as interest rates fluctuate, with the values of longer-term securities fluctuating more widely in response to changes in interest rates than those of shorter- term securities. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Convertible Securities. Convertible securities in which the Funds may invest include convertible preferred stocks, convertible debentures and warrants which may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the option of the holder during a specified time period. Convertible securities generally pay interest or dividends and provide for participation in the appreciation of the underlying common stock but have a lower level of risk because the yield is higher and the security is senior to common stock. Convertible securities may also include warrants which give the holder the right to purchase at any given time during a specified period a predetermined number of shares of common stock at a fixed price, but which do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale and the failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds conversion price, the price of the convertible security will be increasingly influenced by its conversion value. Convertible securities may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Illiquid Securities. No Fund may invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Manager will monitor the amount of illiquid securities in the Funds' portfolios, under the supervision of the Board of Trustees, to ensure compliance with the Funds' investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Securities and Exchange Commission under the Securities Act, the Manager, subject to procedures adopted by the Board of Trustees, may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Mortgage-Backed Securities. The Funds invest in mortgage-backed securities. Mortgage-backed securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. During such periods, the reinvestment of prepayment proceeds will generally be at lower rates than the rates on the prepaid obligations. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

Asset-Backed Securities. The Funds may invest in asset-backed securities, including mortgage-backed securities discussed above. Non-mortgage-backed securities include interest in pools of receivables, such as collateralized mortgage obligations ("CMOs," see also further discussion below), certificates for automobile receivables ("CARs") and credit card receivables ("CARDs").

Such securities are generally issued as pass-through certificates, which represent undivided factual ownership interest in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by financial institution (such as a bank or insurance company) unaffiliated with the issuer of such securities. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's value. Ultimately, asset-backed securities are dependent upon payment of the mortgages, consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables.

The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to CARs perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligation superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to protect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities.

Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amount paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

The assets underlying asset-backed securities may be prepaid with the result of shortening the certificates' weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of mortgages, loans or receivables. The proceeds of prepayments received by a Fund must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, a Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities.

The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying asset pool and prevailing rates at the time of prepayment.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for certain asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could make valuing or liquidating such securities difficult.

All asset-backed securities purchased by the Funds will either be issued or guaranteed by a U.S. government entity, rated AAA by S&P or Aaa by Moody's, or have an equivalent rating from another rating agency.

Collateralized Mortgage Obligations ("CMOs"). CMOs in which the Funds may invest are a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to the investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.

Options. Each of the Funds may each purchase put and call options. Such options may relate to particular securities or to various stock indices. Each Fund presently intends that the aggregate premiums paid for options will not exceed 2% of the value of the Fund's net assets (this restriction does not apply to options on futures contracts). The investment policies of the Funds provide that the aggregate value of any Fund's assets subject to options may not exceed 25% of the value of its net assets.

A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A Fund will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by the Fund. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Put options may be purchased in order to protect the Fund's portfolio securities in expectation of a declining market, and call options may be purchased to benefit from anticipated price increases in the underlying securities or index. The Funds may not write put options, but are permitted to write call options if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. When writing covered call options, a Fund gives up the opportunity to profit from a price increase in the underlying security above the option's exercise price in return for the premium, but retains the risk of loss should the price of the underlying security fall. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

If a Fund desires to sell a particular security it owns, on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, a Fund will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell a security on which a call option has been written until the option expires or a Fund delivers the underlying security upon exercise.

When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will subsequently be marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by it on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

In addition to those already discussed, there are several other risks associated with transactions in options on securities and indices. For example, although a Fund's risk when purchasing options is limited to the amount of the original premiums paid plus transaction costs, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. In addition, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, there is no guarantee that a liquid secondary market for particular options will exist, reasons for which may include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures. The Funds may purchase and sell domestic and foreign stock index, bond, interest rate and currency futures contracts (as well purchase related options) as a hedge against anticipated interest rate fluctuations or changes resulting from market conditions in the values of the securities that a Fund holds in its portfolio or intends to purchase or sell, and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's portfolio. In addition, the Funds may purchase and sell futures contracts on interest rates, bonds and stock indexes, such as U.S. Treasury bonds or the S&P 500 index, as a substitute for purchasing or selling the underlying securities. A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made.

A Fund may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by that Fund under the rules of the Exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option.

There are several risks in connection with the use of futures contracts by a Fund as a hedging device, such as the possibility that Bank of America's forecasts of market values and other factors are not correct, default by the other party to the transaction, and inability to close out a position because of the lack of a liquid market. Another risk related to the use of futures by a Fund arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. It is also possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in a futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. As a result of these factors, a correct forecast of general market trends or interest rate movements by Bank of America may still not result in a successful hedging transaction over a short time frame.

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

For additional information concerning futures and options thereon, please see Appendix B to this Statement of Additional Information.

The transactions described in "Options" and "Futures," above, are frequently referred to as derivative transactions. In general, derivatives are instruments whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset.

Foreign Investments. The Funds may invest in securities of foreign issuers that may or may not be publicly traded in the United States. Such securities may include, subject to the further investment limitations stated herein, shares of open-end investment companies that invest primarily in securities of foreign issuers. It is currently the intention of each Fund to invest no more than 20% of its total assets at the time of purchase in securities of foreign issuers, of which up to 10% of such total assets may be invested in debt obligations of foreign issuers. Foreign debt securities may include Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Eurobonds (bonds issued in a country and sometimes a currency other than the country of the issuer). A Fund's investment limitations regarding its investments in foreign securities also apply to investments in dollar-denominated American Depositary Receipts ("ADRs") traded in the United States on exchanges or in the over-the-counter markets. ADRs are dollar-denominated receipts for the shares of a foreign-based corporation held by a U.S. bank and traded in U.S. markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

The Funds may be subjected to additional risks associated with the holding of property abroad such as future political and economic developments, currency fluctuations, possible withholding of tax payments, possible seizure or nationalization of foreign assets, possible establishment of currency exchange control regulations or the adoption of other foreign government restrictions that might adversely affect the payment of principal or interest on foreign securities in the Funds. Securities of some foreign companies are less liquid than those of domestic companies. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign brokerage commissions and custodian fees are generally higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

In considering whether to invest in the securities of a foreign company, Bank of America considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies will fluctuate from time to time depending on Bank of America's assessment of prevailing market, economic and other conditions.

When-Issued Securities and Forward Commitments. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of a Fund will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser to manage it may be affected in the event the forward commitments and commitments to purchase when-issued securities ever exceeded 25% of the value of the Fund's total assets. A Fund's when-issued purchases and forward commitments may not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or forward commitment transaction and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Securities Lending. The Funds may lend portfolio securities to brokers, dealers and financial institutions that Bank of America considers to be of good standing and that are not affiliated directly or indirectly with the Company, provided
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit which is marked-to-market daily to ensure that each loan is fully collateralized at all times; (2) the Fund involved may call the loan at any time upon reasonable notice; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 10% of the total assets of the Fund. A Fund will earn income on the collateral for lending its securities. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. If the broker-dealer should become bankrupt, a Fund could experience delays in recovering its securities. A securities loan will only be made when, in Bank of America's judgment, the possible reward from the loan justifies the possible risks. In addition, such loans will not be made if, as a result, the value of securities loaned by a Fund exceeds 10% of its total assets. Securities loans will be fully collateralized.

Although the Funds reserve the right to lend their securities, none of these Funds has any current intention of doing so in the foreseeable future.

Smaller Capitalization Securities. Fund holdings may include common stocks of companies with relatively small market capitalizations that the Manager expects will experience above-average growth in earnings and price. Some of these companies have limited product lines, markets and financial resources and will be dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Some of the securities owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Funds of portfolio securities, to meet redemptions or otherwise, may require a Fund to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a lengthy period of time.

Securities Issued by Bank of America and Affiliates. The Funds will not invest in instruments or securities issued by Bank of America or any of its affiliates.

Securities That Are Not Considered Equity Securities or Fixed Income Securities. Under normal market conditions, no more than 10% of a Fund's total assets will be invested in such instruments.

FUNDAMENTAL POLICIES
In addition to the Funds' investment objectives, the following is a list of restrictions and fundamental policies that may not be changed for any Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "General Information -
Miscellaneous").

None of the Funds may:

        1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets will be invested in the securities of any one issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations, and (b) assets may be invested in the securities of one or more diversified open-end management investment companies to the extent permitted by the 1940 Act.

        2. Pledge, mortgage or hypothecate the assets of the Fund to any extent greater than 10% of the value of the total assets of the Fund.

        3. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that
               (a) there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities, and (b) assets may be invested in the securities of one or more diversified open-end management investment companies to the extent permitted by the 1940 Act.

        4. Invest the assets of any Fund in securities that are not readily marketable or with legal or contractual restrictions on resale (including repurchase agreements maturing in more than seven days, restricted securities, and stripped mortgage-backed securities) to any extent greater than 10% of the value of the net assets of the Fund.

        5. Borrow money for any Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Fund. Borrowing shall, for purposes of this paragraph, include reverse repurchase agreements. Any borrowings, other than reverse repurchase agreements, will be from banks. The Company will repay all borrowings in a Fund before making additional investments for the Fund, and interest paid on such borrowings will reduce income.

        6. Issue senior securities, except in connection with permissible futures and options transactions.

        7.     Underwrite any issue of securities.

        8. Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities of issuers that engage in real estate operations.

        9. Purchase on margin or sell short, except that this limitation shall not apply to transactions in options or futures contracts.

       10. Purchase or retain securities of an issuer if those members of the Board of the Company, the Company's officers and investment manager, each of whom own more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer.

       11. Purchase securities of any other open-end or closed-end investment company, except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or (b) in connection with a merger, consolidation, acquisition or reorganization, and (c) assets may be invested in the securities of one or more diversified open-end management investment companies to the extent permitted by the 1940 Act.

       12. Invest in or sell put, call, straddle or spread options or other interests in oil, gas or other mineral exploration or development programs.

       13. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that a Fund may, to the extent appropriate to its investment objectives, invest in securities of companies which purchase or sell commodities or commodities contracts or which invest in such programs, and purchase or sell futures contracts and options on futures contracts.

       14. Purchase securities of companies for the purpose of exercising control.

       15. Make loans, except that a Fund may purchase or hold debt instruments pursuant to its investment objectives and policies and may lend portfolio securities against collateral consisting of cash or securities of the U.S. Government and its agencies and instrumentalities which are consistent with its permitted investments in an amount not exceeding 30% of its total assets.

       16. Invest an aggregate of more than 15% of its net assets in (a) securities of any issuer which has been in continuous operation for less than three years (including operations of predecessors), except obligations issued or guaranteed by the U.S. Government or its agencies, and (b) securities of any issuer which are restricted as to disposition.

       17. Invest more than 5% of its net assets in warrants, of which not more than 2% may be warrants which are not listed on the New York or American Stock Exchanges.

If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

NON-FUNDAMENTAL POLICIES
In accordance with the current views of the Staff of the SEC and as a matter of non-fundamental policy that may be changed without a vote of shareholders or interestholders, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

Temporary Defensive Positions. For temporary defensive purposes (for example, when Bank of America believes such a position is warranted by uncertain or unusual market conditions, or when liquidity is required to meet unusually high redemption requests), the Funds may invest without limitation in cash equivalents such as money market instruments (including short-term bank time deposits, certificates of deposit, bankers' acceptances, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and commercial paper issued by U.S. and foreign issuers which is rated at the time of purchase at least Prime-2 by Moody's or A-2 by S&P) and, subject to the investment limitations described below, shares of other open-end investment companies which seek to maintain a $1.00 net asset value per share ("Money Market Funds"). Under normal market conditions, prior to reaching its time horizon date, no more than 10% of a Fund's net assets will be invested in cash equivalents. After reaching its stated time horizon, the percentage of each Fund's net assets invested in cash equivalents may increase, consistent with its predominant emphasis on capital preservation.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE COMPANY
The business of the Funds is managed under the direction of its Board of Trustees.

The trustees and officers of the Company, their addresses, ages, and principal occupations during the past five years are:

NAME AND ADDRESS             POSITIONS WITH COMPANY         PRINCIPAL OCCUPATIONS AND AGE
----------------             ----------------------         -----------------------------
Cornelius J. Pings*          Trustee, Chairman              President, Association of American Universities (since
                             and President                  1993); Provost (from 1982 to 1993) and Senior Vice
                                                            President for Academic Affairs (from 1981 to 1993),
                                                            University of Southern California; Director Pacific
                                                            Horizon Funds, Inc. (since 1982); Trustee, Master
                                                            Investment Trust, Series I (since 1995); former Trustee,
                                                            Master Investment Trust, Series II (from 1995 to 1997);
                                                            Director, Farmers Group, Inc. (insurance company) (since
                                                            1991). Age: 69



Edward S. Bottum             Trustee                        Managing Director, Chase Franklin Corporation (venture capital
100 S. Wacker Drive                                         firm) since 1990;  Director, Kellwood Corporation (womens apparel
Suite 1140                                                  manufacturer); Trustee and Chairman, Pacific Innovations Trust
Chicago, IL 60601                                           (since 1996) (registered investment company); formerly Vice
                                                            Chairman of Continental Bank N.A. (retired 1990);  formerly
                                                            Trustee, 231 Funds (from 1993 to 1995) (registered investment company).  Age: 64.

William P. Carmichael        Trustee                        Formerly Senior Vice President, Sara Lee
808 S. Garfield                                             Corporation (1991 to 1993); formerly Treasurer,
Hinsdale, IL 60521                                          Senior Vice President and Chief Financial
                                                            Officer, Beatrice Company (1987 to 1990);
                                                            Trustee, Pacific Innovations Trust (since 1997)
                                                            (registered investment company); formerly,
                                                            Trustee, 231 Funds (registered investment
                                                            Company) (from 1993 to

                                                            1995); Director, Cobra Electronics Corporation;
                                                            Director The Hain Food Group, Inc. Age: 54.

Thomas M. Collins            Trustee                        Of counsel, law firm of McDermott & Trayner; Partner of the law firm of Musick, Peeler & Garrett (until 1993); Chairman of the
                                                            Board and Trustee, Master Investment Trust, Series I (registered investment company) (since 1993); Director (since 1982) and former President and Chairman (1982 to 1995) of the Board of
                                                            Pacific Horizon Funds, Inc.; former Trustee, Master Investment
                                                            Trust Series II (registered investment company) (from 1993 to
                                                            1997); former Director, Bunker Hill Income Securities, Inc.
                                                            (registered investment company) (through 1991).  Age:  64

Douglas B. Fletcher          Trustee                        Chairman of the Board and Chief Executive Officer, Fletcher
                                                            Capital Advisors, Inc. (registered investment advisor) (since
                                                            1991); Director, Pacific Horizon Funds, Inc. (since 1985);
                                                            Partner, Newport Partners (private venture capital firm) (since
                                                            1981); Director, FCA Securities, Inc. (registered broker/dealer)
                                                            (since 1993); formerly Chairman of the Board and Chief Executive
                                                            Officer, First Pacific Advisors, Inc. (registered investment advisor) and seven investment companies under its management
                                                            (prior to 1983); former Allied Member, New York Stock Exchange;
                                                            Chairman of the Board FPA Paramount Fund, Inc. (through 1984);
                                                            Chairman, TIS Mortgage Investment Company (real estate investment trust) (since 1988); Trustee and former Vice Chairman of the
                                                            Board, Claremount McKenna College; Chartered Financial Analyst.
                                                            Age:  73


Robert E. Greeley                Trustee                    Chairman, Page Mill Asset Management (a private investment
Page Mill                                                   company) since 1987; Director, Pacific Horizon Funds, Inc. (since
Asset Management                                            1993), Morgan Grenfell Small Cap Fund (since 1986); Trustee,
433 California Street                                       Master Investment Trust Series I (since 1993), Master Investment
Suite 900                                                   Trust Series II (from 1993 to 1997) (registered investment
San Francisco, CA 94104                                     companies); Trustee and President, Pacific Innovations Trust
                                                            (since 1996) (registered investment company); formerly Director,
                                                            Bunker Hill Income Securities, Inc. (from 1989 to 1994); formerly
                                                            Trustee, SunAmerica Fund Group (previously Equitec Siebel Fund
                                                            Group) (from 1984 to 1992) (registered investment companies);
                                                            formerly Director, Manager, Corporate Investments, Hewlett
                                                            Packard Company (from 1979 to 1991).  Age: 66.


Stephen M. Wynne                 Vice President             Executive Vice President and Chief Accounting Officer (since
Executive Vice                                              1993) and Senior Vice President and Chief Accounting Officer
President, PFPC Inc.                                        (1991 to 1993), PFPC Inc.; Executive Vice President, PFPC
400 Bellevue Parkway                                        International (since 1995); Vice President and Chief Accounting
Wilmington, De 19809                                        Officer, PNC Institutional Management Corp. (since 1987).  Age:
                                                            41.


Cathy G. O'Kelly                 Secretary                  Partner in the Law Firm of Vedder, Price, Kaufman & Kammholz.
Vedder, Price,                                              Age: 45.
Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

Jay F. Nusblatt                  Treasurer                  Vice President and Managing Director of Fund Accounting and
Vice President, PFPC Inc.                                   Administration, PFPC Inc. (since 1993); formerly Assistant Vice
103 Bellevue Parkway                                        President, Fund/Plan Services, Inc. (1989 to 1993).  Age:  36.
Wilmington, DE 19809

Gary M. Gardner, Esquire          Asistant Secretary        Chief Counsel - Mutual Funds, PNC Bank (since 1994); Associate
Chief Counsel - Mutual Funds,                               General Counsel, The Boston Company, Inc. (1992 to 1994); General
PFPC Inc.                                                   Counsel, SunAmerica Asset Management Inc. (1986 to 1992).  Age:
400 Bellevue Parkway                                        46.
Wilmington, Delaware  19809

J. Robert Dugan, Esquire          Assistant Secretary       Counsel - Mutual Funds, PNC Bank (since 1993); Associate, Drinker
Counsel - Mutual Funds                                      Biddle and Reath (1990 to 1993).  Age: 32.
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware  19809

* "Interested person" as defined in the 1940 Act by reason of his position as President of the Company.

The Audit Committee of the Board is comprised of all the trustees. The Board does not have an Executive Committee.

For his services as a trustee of all of the Funds of the Company, each trustee receives an estimated aggregate annual retainer of $6,000 with a fee of $1,000 for each day of board meetings attended in person plus $500 for each telephone board meeting attended. Cornelius J. Pings is currently waiving the additional $2,000 per annum for service as Chairman of the Board. Each trustee will also be reimbursed for out-of-pocket expenses incurred as a trustee. The following table sets forth the aggregate compensation paid by the Company for the fiscal year ending June 30, 1998 to the trustees who are not affiliated with Bank of America and the aggregate compensation paid to such trustees for services on the Company's Board and that of all other funds in the "Company Complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

------------------------------------------------------------------------------------------------------------------------
                                                            PENSION OR           ESTIMATED                     TOTAL
                                    AGGREGATE               RETIREMENT            ANNUAL                    COMPENSATION
NAME AND POSITION                  COMPENSATION             BENEFITS             BENEFITS                     FROM THE
WITH THE COMPANY                   FROM THE                 ACCRUED AS             UPON                      COMPANY AND
                                    COMPANY                PART OF FUND         RETIREMENT                    COMPANY
                                                             EXPENSES                                         COMPLEX*
------------------------------------------------------------------------------------------------------------------------
Edward S. Bottum, Trustee
------------------------------------------------------------------------------------------------------------------------
William P. Carmichael, Trustee
------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins**, Trustee
------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher**, Trustee
------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley, Trustee                                  *****                *****
------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings**,
------------------------------------------------------------------------------------------------------------------------
Chairman of the Board of
------------------------------------------------------------------------------------------------------------------------
Trustees
------------------------------------------------------------------------------------------------------------------------

* The "Company Complex" consists of the Company, Master Investment Trust, Series I, Pacific Innovations Trust, the Pacific Horizon Funds, Inc., World Horizon Funds and the Seafirst Retirement Funds, which were merged into the Pacific Horizon Funds on June 23, 1997.

** Messrs. Collins, Fletcher and Pings became members of the Board on June 26, 1998.

*** As of the fiscal year ended February 28, 1998, Pacific Horizon Funds, Inc. had accrued on the part of all of its Trustees an aggregate of $284,393 in retirement benefits.

PRINCIPAL HOLDERS OF SECURITIES
As of August 5, 1998, the trustees and officers of the Company, as a group, owned less than 1% of the outstanding shares of each class of the Funds and no person owned of record 5% or more of the outstanding shares of any class of any Fund, except the persons indicated in the chart below.

-------------------------------------------------------------------------------
        NAME & ADDRESS            % OWNED             FUND             CLASS
-------------------------------------------------------------------------------
Bank of America NT& SA
FBO PACO
P.O. Box 513577                                    Time Horizon
Los Angeles, CA  90051            12.769%          Portfolio 1           A
-------------------------------------------------------------------------------
Bank of America - Illinois
FBO UPS IRA's
P.O. Box 5747                                      Time Horizon
Denver, CO  80217                 18.863%          Portfolio 1           A
-------------------------------------------------------------------------------
Bank of America - Illinois
FBO UPS IRA's
P.O. Box 5747                                      Time Horizon
Denver, CO  80217                 12.080%          Portfolio 2           A
--------------------------------------------------------------------------------
Corelink Financial Inc.
P.O. Box 4054                                      Time Horizon
Concord, CA  94524                97.893%         Portfolio 1            K
--------------------------------------------------------------------------------
Corelink Financial Inc.
P.O. Box 4054                                      Time Horizon
Concord, CA  94524                99.671%          Portfolio 2           K
--------------------------------------------------------------------------------
Corelink Financial Inc.
P.O. Box 4054                                      Time Horizon
Concord, CA  94524                99.735%          Portfolio 3           K
-------------------------------------------------------------------------------

INVESTMENT ADVISER
Bank of America NT&SA ("Bank of America" or "the Manager") is the Funds' investment adviser. Bank of America has approximately $67 billion in assets under management. Bank of America is a wholly-owned, indirect subsidiary of BankAmerica Corporation, a registered bank holding company. As investment adviser, Bank of America manages the Funds? investments and is responsible for all purchases and sales of securities. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Company. In rendering its advisory services, Bank of America may utilize Bank of America officers from one or more of the departments of Bank of America which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries or other affiliates of Bank of America or its parent corporation.

On April 13, 1998, BankAmerica Corporation and NationsBank Corporation ("NationsBank") announced a definitive agreement to merge and form a new holding company to be named BankAmerica Corporation (the "Merger"). The Merger is anticipated to close by the end of 1998, however, it is subject to a number of approvals including shareholder and regulatory approvals.

For the investment advisory services provided by Bank of America, the Company has agreed to pay Bank of America fees, which are accrued daily and paid monthly, at the annual rate of 0.40% of the average net assets of each Fund:

The investment adviser may, from time to time and at its discretion, agree to limit the investment advisory fee by waiving fees or reimbursing the Company for expenses. For the fiscal year ended June 30, 1998, the investment advisory fee for the Funds was limited to ___% of each Fund's net assets. Any such limitation may be terminated at the option of the investment adviser.

The chart below shows the investment advisory fees for each Fund for the period from September 5, 1995 (commencement of operations) to June 30, 1996 and for the last two fiscal years along with any credits that reduced the investment advisory fees. The fees shown were paid by the Funds to Bank of America.

------------------------------------------------------------------------------------------
   FUND             TYPE OF                   SEPTEMBER      FISCAL YEAR       FISCAL YEAR
                    PAYMENT                   5, 1995 TO     ENDED JUNE        ENDED JUNE
                                            JUNE 30,1996*    30, 1997*         30, 1998*
------------------------------------------------------------------------------------------

Portfolio 1    Advisory Fee                    $69,110        $202,553          $244,463
------------------------------------------------------------------------------------------
               Waiver/Reimbursement           ($66,867)      ($178,618)        ($112,813)
------------------------------------------------------------------------------------------
               Net Advisory Fee                 $2,243         $23,935          $131,650
------------------------------------------------------------------------------------------
Portfolio 2    Advisory Fee                    $62,082        $216,727          $287,990
------------------------------------------------------------------------------------------
               Waiver/Reimbursement           ($60,070)      ($188,559)        ($148,826)
------------------------------------------------------------------------------------------
               Net Advisory Fee                 $2,012         $28,168          $139,164
------------------------------------------------------------------------------------------
Portfolio 3    Advisory Fee                    $50,968        $211,743          $321,440
------------------------------------------------------------------------------------------
               Waiver/Reimbursement           ($49,313)      ($183,426)        ($185,237)
------------------------------------------------------------------------------------------
               Net Advisory Fee                 $1,655         $28,317          $136,203
------------------------------------------------------------------------------------------

* Prior to June 30, 1998, the Advisory Fee also included the Administration Fee. The total fee was an annual rate of .60% of the Funds' average daily net assets.

ADMINISTRATOR
Bank of America (the "Administrator" or "BOA") serves as administrator to the Funds. Pursuant to its agreement, the Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services, including coordination of reports to shareholders of the Funds and the Securities and Exchange Commission; calculation of the net asset value of the Funds' shares and dividends and capital gains distributions to shareholders; payment of the costs of maintaining the Funds' offices; preparation of tax returns; provision of internal legal and accounting compliance services; maintenance (or oversight of the maintenance by others approved by the Board of Trustees) of the Funds' books and records; and the provision of various services for shareholders who have made a minimum initial investment of at least $500,000, including the provision of a facility to receive purchase and redemption orders for the accounts of such shareholders. The Administrator will bear all expenses in connection with the performance of its services under the Administration Agreement for the Funds.

The Administrator may from time to time employ such person or persons as it may believe to be particularly fitted to assist in the performance of the administration agreement; provided, however, that the compensation of such person or persons shall be paid by the Administrator and the Administrator shall be as fully responsible to the Company for the acts and omissions of any subcontractor as it is for its own acts and omissions.

PFPC Inc. provides the Funds with certain accounting services pursuant to a Sub-Administration and Accounting Services Agreement among PFPC Inc., the Manager and the Company. Under the Sub-Administration and Accounting Services Agreement, PFPC Inc. has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Company and the Funds. The monthly accounting fees charged by PFPC Inc. under the Sub-Administration and Accounting Services Agreement are borne by the Funds.

For its services under the administration agreement, the Administrator is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.20% of the average net assets of each Fund.

The Administrator may, from time to time and at its discretion, agree to limit the administration fee by waiving fees or reimbursing the Company for expenses. Any such limitation may be terminated at the option of the Administrator. Any such limitations effected in the past three fiscal years are shown in the charts below.

Administration fees prior to June 30, 1998 were included in the Investment Advisory fee (see section called "Investment Adviser").

DISTRIBUTOR AND PLAN PAYMENTS
Provident Distributors, Inc. (the "Distributor"), acts as distributor of the shares of the Company pursuant to a distribution agreement with the Company. Prior to September 15, 1997, Concord Financial Group, Inc. ("Prior Distributor") acted as distributor of the Company's shares. The Distributor's principal offices are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428. Shares are sold on a continuous basis by the Distributor.

The Distributor has agreed to use its best efforts to solicit orders for the sale of the Company's shares, but it is not obliged to sell any particular amount of shares.

A Shares. The table below shows the underwriting commissions paid to Prior Distributor in connection with the distribution of each Fund's Class A shares for the period September 5, 1995 (commencement of operations) to June 30, 1996.

--------------------------------------------------------------------------------
                   AMOUNT OF           COMMISSIONS             COMMISSIONS PAID
                 UNDERWRITING          RETAINED BY               TO MANAGER'S
   FUND          COMMISSIONS        PRIOR DISTRIBUTOR              AFFILIATES
--------------------------------------------------------------------------------
Portfolio 1        $210,836               $22,821                  $188,014
--------------------------------------------------------------------------------
Portfolio 2        $256,529               $28,473                  $228,056
--------------------------------------------------------------------------------
Portfolio 3        $222,757               $24,718                  $198,039
--------------------------------------------------------------------------------

The table below shows the underwriting commissions paid to the Prior Distributor in connection with the distribution of each Fund's Class A shares for the fiscal year ended June 30, 1997. The sales load on Class A shares was discontinued for the period from June 16, 1997 through November 1, 1998.

------------------------------------------------------------------------------------
                       AMOUNT OF         COMMISSIONS             COMMISSIONS PAID
                     UNDERWRITING        RETAINED BY               TO MANAGER'S
  FUND               COMMISSIONS      PRIOR DISTRIBUTOR             AFFILIATES
------------------------------------------------------------------------------------
Portfolio 1           $  66,601           $  5,014                   $  61,587
------------------------------------------------------------------------------------
Portfolio 2           $ 125,102           $ 13,963                   $ 111,139
------------------------------------------------------------------------------------
Portfolio 3           $ 151,558           $ 15,772                   $ 135,786
------------------------------------------------------------------------------------

Shareholder Service Plan (Class A, B and K Shares). The Distributor (A and K Shares) and Bank of America (B Shares) are entitled to payment by the Company for certain shareholder servicing expenses, in addition to the sales loads and distribution or administrative fees described in the Prospectus, under the Shareholder Service Plan adopted by the Company. Under the Shareholder Service Plan, the Company pays the Distributor and Bank of America, with respect to each of the Funds, for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor and Bank of America at facilities dedicated for Company use, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Funds, and (b) fees paid to Service Organizations (which may include the Distributor or Bank of America itself) for the provision of support services, based on the average daily value of the Fund shares beneficially owned by shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").

Support services provided by Service Organizations may include, among other things: (a) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (b) assisting in processing exchange and redemption requests from Clients; (c) assisting Clients in changing dividend options, account designations and addresses; (d)processing dividend and distribution payments from the Funds on behalf of Clients; (e) providing information periodically to Clients regarding their positions in shares; (f) arranging for bank wires; (g) responding to Client inquiries relating to the services performed by the Service Organizations; (h) providing accounting or subaccounting with respect to shares beneficially owned by Clients or the information to the Funds necessary for accounting or subaccounting; (i) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; and (j) providing such other similar services as may be agreed upon by the Service Organization and the Distributor or Bank of America.

The Shareholder Service Plan provides that the Distributor (A and K Shares) and Bank of America (B Shares) are entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding .25% of the average daily net assets during such month of the Funds, for shareholder servicing expenses. Further, payments made out of or charged against the assets of a particular Fund must be in payment for expenses incurred on behalf of the Fund.

If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor or Bank of America does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor or Bank of America to permit future payment. However, any unpaid amounts or credits due under the Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

Payments for Shareholder Service expenses are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Although such provisions are not required by the Rule, the Shareholder Service Plan contains similar provisions to the Rule, including quarterly review by the Board of Trustees of amounts expended and the purposes for such expenditures, except that shareholder approval is not required to increase materially the Shareholder Service expenses paid by the Funds.

The Shareholder Service Plan is subject to annual re-approval by a majority of the trustees who are neither "interested persons" (as that term is defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Shareholder Service Plan (the "Non-Interested Plan Trustees") and is terminable at any time with respect to any Fund by a vote of majority of such trustees or by vote of the holders of a majority of the shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Trustees, by vote of the holders of a majority of the shares of such Fund, by the Distributor, Bank of America of or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of Fund shares. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

The following information concerns the shareholder service fees paid by each Fund for the fiscal year ended June 30, 1998.

----------------------------------------------------------------------------------------------------
                                  SERVICE FEES                    SERVICE FEES        SERVICE FEES
   FUND                         PAID BY THE FUNDS                  PAID TO              PAID TO
                                                                   MANAGER'S          OTHER FIRMS
                                                                   AFFILIATES
----------------------------------------------------------------------------------------------------
                      CLASS A         CLASS B       CLASS K        ALL CLASSES        ALL CLASSES
                      -------         -------       -------        -----------        -----------
----------------------------------------------------------------------------------------------------
Portfolio 1           $23,293         $78,458         $108           $94,034            $7,825
----------------------------------------------------------------------------------------------------
Portfolio 2           $30,202         $88,820         $553          $114,853            $4,722
----------------------------------------------------------------------------------------------------
Portfolio 3           $32,450        $100,667         $850          $130,341            $3,626
----------------------------------------------------------------------------------------------------

Distribution Plan (B Shares). Pursuant to the Company's Distribution Plan, Bank of America is entitled to payment by the Company for certain services it provides, and costs and expenses it incurs, related to marketing shares of the Funds, in addition to the sales loads described in the Prospectus and shareholder servicing fees under the Shareholder Servicing Plan. Payments under the Distribution Plan cover (a) expenses incurred in connection with advertising and marketing shares of the Fund; (b) periodic payments of fees or commissions for distribution assistance made to one or more eligible Service Organizations and Bank of America itself in respect of the average daily value of shares owned by their Clients; and ( c) expenses incurred in preparing, printing and distributing the Funds' prospectuses and statements of additional information.

Bank of America will be compensated by the Funds for such distribution expenses which are incurred in connection with Class B shares of the Funds on a monthly basis, at the annual rate of 0.75% of average daily net assets attributable to such Class B shares during such month.

The payments to Bank of America are designed to compensate Bank of America for the expenses it incurs and the services it renders in distributing the Class B shares of the Funds. However, this Plan is a "compensation" plan, and Bank of America will receive payments hereunder even if the amount paid exceeds Bank of America's actual expenses. If in any year Bank of America's expenses incurred in connection with the distribution of Class B shares of a Fund exceed the distribution fees paid by such class of the Fund, Bank of America will recover such excess only if this Plan for such class continues to be in effect in some later year when the payments hereunder exceed the Bank of America's expenses. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Company is not obligated to repay any unreimbursed expenses for a class that may exist at such time, if any, as this Plan terminates or is not continued with respect to the class. No interest, carrying or finance charge will be imposed on any amounts carried forward.

If in any month Bank of America expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month Bank of America does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by Bank of America to permit future payment. However, any unpaid amounts or credits due under the Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

Payments for Distribution Plan expenses are subject to the Rule, as described above under "Shareholder Service Plan." The Distribution Plan is subject to annual re-approval and termination in the same manner as described above with respect to the Shareholder Service Plan, and shareholder approval is required to increase the Distribution Plan fees paid by the Funds. Payments under the Plan are reviewed quarterly by the Board of Trustees. In addition, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not interested persons of the Company will be committed to the Trustees who are not interested persons of the Company.

Bank of America pays eligible Service Organizations out of its distribution fees quarterly trail commissions of up to .25% of the average daily net assets attributable to shares of the Funds by their Clients.

Expenses of the Funds and of the Prior Distributor in connection with the Distribution Plan for the Class B shares for the fiscal year ended June 30, 1998 are set forth below.

----------------------------------------------------------------------------------------------
   FUND          DISTRIBUTION             CONTINGENT           COMMISSIONS           TOTAL
                 FEES PAID BY              DEFERRED              PAID TO          COMMISSIONS
                    FUND                    SALES               MANAGER'S            PAID
                                           CHARGES              AFFILIATES          TO OTHER
                                             PAID                                    FIRMS
                                         DISTRIBUTOR
----------------------------------------------------------------------------------------------
Portfolio 1        $235,373               $122,526              $234,326            $1,047
----------------------------------------------------------------------------------------------
Portfolio 2        $267,390               $103,040              $266,297            $1,093
----------------------------------------------------------------------------------------------
Portfolio 3        $301,915               $132,062              $298,645            $3,270
----------------------------------------------------------------------------------------------

Administrative Services Plan (Class K Shares). The Funds may pay the Distributor for expenses incurred in connection with nondistribution administrative services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including but not limited to administrative servicing provided by the Distributor at facilities dedicated for Fund use, provided that such administrative servicing is not duplicative of the servicing otherwise provided on behalf of the Funds.

In addition, the Funds may pay the Distributor for fees to Service Organizations (which may include the Distributor itself) for the provision of administrative and support services to persons who are the beneficial owners of Fund shares ("Clients"). Such services may include services with respect to employee benefit plans investing in the Funds, including providing educational and informational materials and holding meetings with employers and plan participants.

The Company may incur expenses under the Plan in an amount not to exceed 0.75% annually of the average daily net assets of a Fund's outstanding K Shares. The total expenses incurred under this Plan and the Distribution and Administrative Services Plan for K Shares may not exceed, in the aggregate, 0.75% annually of the average daily net assets of a Fund's outstanding K Shares.

The payments to the Distributor are designed to compensate the Distributor for the expenses it incurs and the services it renders in providing administrative support services with respect to Class K shares of the Funds. However, this Plan is a "compensation" plan, and the Distributor will receive payments hereunder even if the amount paid exceeds the Distributor's actual expenses. If in any year the Distributor's expenses incurred in connection with the provision of administrative support services with respect to Class K shares of a Fund exceed the administrative service fees paid by such class of the Fund, the Distributor will recover such excess only if this Plan for such class continues to be in effect in some later year when the payments hereunder exceed the Distributor's expenses. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Company is not obligated to repay any unreimbursed expenses for a class that may exist at such time, if any, as this Plan terminates or is not continued with respect to the class. No interest, carrying or finance charge will be imposed on any amounts carried forward.

If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under the Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

Payments for Administrative Service expenses are subject to Rule 12b-1 (the "Rule") under the 1940 Act as described above under "Shareholder Service Plan (Class A, Class B and Class K Shares)." The Administrative Services Plan is subject to annual re-approval and termination in the same manner as described above with respect to the Shareholder Services Plan, and shareholder approval is required to increase the Administrative Service Plan fees paid by the Funds. Payments under the Plan are reviewed quarterly by the Board of Trustees. In addition, so long as the Administrative Service Plan remains in effect, the selection and nomination of

Trustees who are not interested persons of the Company will be committed to the Trustees who are not interested persons of the Company.

The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative services in connection with the holding of Fund shares. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

Distribution and Administrative Services Plan (Class K Shares). For the services and facilities rendered to the Company in connection with the distribution of Class K shares of the Funds and/or administrative support services relating to Class K shares of the Funds, the Funds will pay Distributor for:

           (a) expenses incurred in connection with the advertising and marketing of the shares, including but not limited to, advertising or marketing via radio, television, newspapers, magazines, telemarketing or direct mail solicitations;

           (b) periodic payments made to securities dealers, financial institutions or other industry professionals such as investment advisers, accountants and estate planning firms (collectively, "Service Organizations"), for administrative support services provided with respect to the shares beneficially owned by persons ("Clients") for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship for the following: (i) aggregating and processing purchase, exchange, and redemption requests from Clients and placing net purchase, exchange, and redemption orders for Clients; (ii) establishing and maintaining accounts and records relating to Clients that invest in shares; and
(iii) other similar services that the Company may reasonably request to the extent permitted under applicable law. Payments hereunder are not intended for distribution services if not permitted by the Employee Retirement Income Security Act of 1974, as amended; and

           (c) expenses incurred in preparing, printing and distributing prospectuses for the shares (except those used for regulatory purposes or for distribution to existing shareholders of the Funds, which is considered a non-12b-1 expense) and in implementing and operating this Plan.

The Distributor will be compensated by the Funds for such distribution and administrative expenses which are incurred in connection with Class K shares of the Funds on a monthly basis, at the annual rate of 0.75% of average daily net assets attributable to such Class K shares during such month.

The payments to the Distributor are designed to compensate the Distributor for the expenses it incurs and the services it renders in distributing and providing administrative support services with respect to Class K shares of the Funds. However, this Plan is a "Compensation" plan, and the Distributor will receive payments hereunder even if the amount paid exceeds the Distributor's actual expenses. If in any year the Distributor's expenses incurred in connection with the distribution of and provision of administrative support services with respect to Class K shares of a Fund exceed the distribution and administrative service fees paid by such class of the Fund, the Distributor will recover such excess only if this Plan for such class continues to be in effect in some later year when the payments hereunder exceed the Distributor's expenses. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Company is not obligated to repay any unreimbursed expenses for a class that may exist at such time, if any, as this Plan terminates or is not continued with respect to the class. No interest, carrying or finance charge will be imposed on any amounts carried forward.

If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under the Plan may not be carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.

Payments for Distribution and Administrative Services expenses are subject to the Rule under the 1940 Act as described above under "Shareholder Service Plan (Class A and Class B Shares)."

The Distribution and Administrative Services Plan is subject to annual re-approval and termination in the same manner as described above with respect to the Shareholder Service Plan, and shareholder approval is required to increase the Distribution and Administrative Services Plan fees paid by the Funds. Payments under the Plan are reviewed quarterly by the Board of Trustees. In addition, so long as the Distribution and Administrative Services Plan remains in effect, the selection and nomination of Trustees who are not interested persons of the Company will be committed to the Trustees who are not interested persons of the Company.

The Distributor pays eligible Service Organizations out of its distribution fees quarterly trail commissions of up to .25% of the average daily net assets attributable to shares of the Funds by their Clients.

The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of Fund shares. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

For the fiscal year ended June 30, 1998, nothing was paid by the Funds to the Distributor and the Prior Distributor in connection with the Administrative Services Plan and the Distribution and Administrative Services Plan for Class K shares of Portfolio 1, Portfolio 2 and Portfolio 3. The amounts paid to the Manager's Affiliates for Portfolio 1, Portfolio 2 and Portfolio 3 were $3, $2 and $136, respectively.

CUSTODIAN AND TRANSFER AGENT
The Company has appointed PNC Bank, National Association as custodian for the Funds. As custodian of the Company's assets, PNC Bank: (i) maintains a separate account or accounts in the name of the respective Funds; (ii) holds and disburses portfolio securities; (iii) makes receipts and disbursements of money;
(iv) collects and receives income and other payments and distributions on account of portfolio securities; (v) responds to correspondence from security brokers and others relating to their respective duties; and (vi) makes periodic reports concerning their duties.

PFPC Inc. is transfer and dividend disbursing agent for the Funds.

COUNSEL
Vedder, Price, Kaufman & Kammholz serves as counsel to the Company.

INDEPENDENT ACCOUNTANT AND EXPERTS
____________________________ has been selected as independent accountants to each Fund for the fiscal year ending June 30, 1998.

PORTFOLIO TRANSACTIONS
The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities with maturities at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

Although no commissions are paid on bond transactions, purchases and sales are at net prices which reflect dealers' mark-ups and mark-downs, and a higher portfolio turnover rate for bond investments will result in the payment of more dealer mark-ups and mark-downs than would otherwise be the case.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

Other investment companies and accounts managed by Bank of America and its affiliated entities may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, available investments or opportunities for sales will be equitably allocated pursuant to procedures of Bank of America. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the portion obtained or sold by a Fund.

In allocating the purchase and sale orders for investment securities involving the payment of brokerage commissions or dealer concessions, Bank of America may consider the sale of Fund shares by broker-dealers and other financial institutions (including affiliates of Bank of America to the extent permitted by law), provided it believes the quality of the transaction and the price to a Fund are not less favorable than what they would be with any other qualified firm.

In executing portfolio transactions and selecting brokers or dealers, it is the Funds' policy to seek the best overall terms available. The Management Agreement between the Company and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Agreement authorizes Bank of America, subject to the approval of the Board of Trustees of the Company to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the particular Fund. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and
(2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategies and the performance of accounts.

It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by Bank of America. Conversely, one or more Funds may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies. Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America in serving both the Company and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company.

In connection with its investment management services with respect to the Funds, Bank of America will not acquire certificates of deposit or other securities issued by it or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. Portfolio securities can be purchased from and sold to affiliates of the Company, Bank of America, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the 1940 Act and the rules thereunder.

A Fund may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice only when Bank of America in its discretion, subject to guidelines adopted by the Board of Trustees of the Company, believes such practice to be in the interest of the Funds. In addition, to the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased on behalf of the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

The table below shows total brokerage commissions paid by each Fund for the fiscal year ended June 30, 1997 and the amount thereof that was allocated to broker-dealers based upon research information provided.

--------------------------------------------------------------------------
                TOTAL         ALLOCATED       TOTAL           ALLOCATED
    FUND      BROKERAGE      BASED UPON     BROKERAGE        BASED UPON
             COMMISSIONS      RESEARCH     COMMISSIONS        RESEARCH
              PAID IN        IN FISCAL       PAID IN         IN FISCAL
             FISCAL 1997       1997        FISCAL 1998          1998
--------------------------------------------------------------------------
 Portfolio 1    $17,755        $15,670
--------------------------------------------------------------------------
 Portfolio 2    $28,087        $25,117
--------------------------------------------------------------------------
 Portfolio 3    $39,992        $36,956
--------------------------------------------------------------------------

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
VALUATION OF THE FUNDS
In addition to the valuation procedures described in the Prospectus, assets are valued as follows: (a) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; and (b) short-term money market instruments with maturities in excess of 60 days (such as certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. Bid quotations for short-term money market instruments reported by a pricing service are the bid quotations reported to it by major dealers in such instruments.

The valuation of options is described above in the section entitled "Investment Objectives and Policies - Options."
Debt securities held by the Funds with remaining maturities of 60 days or less are valued on the basis of amortized cost, which provides stability of net asset value. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity and to be valued on the amortized cost basis only during the final 60 days of its maturity, the market value on the 61st day prior to maturity. Thereafter the Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Board of Trustees determines that amortized cost no longer represents fair value. The Funds will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 12:00 noon New York time or at such other rates as the Manager may determine to be appropriate in computing net asset value.

When approved by the Board of Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. These securities may include those that have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus might result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined using methods and procedures reviewed and approved by the Board of Trustees.

SUPPLEMENTARY PURCHASE INFORMATION
In General. As described in the Prospectus, Class A shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. (The Distributor, such institutions and professionals are collectively referred to as "Service Organizations.") As described in the Prospectus, Class K shares are designed for purchase by investors who desire the services provided in connection with Class K shares. Class B shares are not available for purchase. Bank of America and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund and described in the Prospectus. Purchase orders will be effected only on business days.

Class A shares are currently sold at net asset value without a sales load. Class A shares purchased between March 9, 1996 and June 16, 1997 under the Large Purchase Exemption, described in the prospectus, remain subject to a contingent deferred sales charge. Class B shares sold prior to June 16, 1997 remain subject to a contingent deferred sales charge and an ongoing distribution fee. Class K shares are sold without a front-end or contingent deferred sales load, but are subject to an ongoing distribution and/or administrative service fee. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Persons wishing to purchase Company shares through their accounts at Bank of America or a Service Organization should contact such entity directly for appropriate instructions.

All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the Transfer Agent. Purchases for IRA accounts will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.

Exchange Privilege. Shareholders in the Time Horizon Funds may exchange all or part of their Class A shares, Class B shares or Class K shares for other like shares of another Time Horizon Fund or a Pacific Horizon Fund. By use of the Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.

Exchange transactions described below will be made on the basis of the relative net asset values per share of the shares involved in the transaction.

      A. Class A shares of any Fund in the Time Horizon Series of Funds may be exchanged without a sales load for Class A shares of any other Fund in the Time Horizon Series of Funds or any investment portfolio of the Pacific Horizon Family of Funds..

      B. Class A shares of any Fund in the Time Horizon Series of Funds purchased between March 19, 1996 and June 16, 1997 without a front-end sales load under the Large Purchase Exemption may be exchanged for Class A shares of any other Time Horizon Fund or Pacific Horizon Fund without the payment of a contingent deferred sales charge at the time of exchange. Class A shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, in determining the holding period for calculating the contingent deferred sale charge payable on redemption of Class A shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

       C. Class B shares of any Fund in the Time Horizon Series of Funds may be exchanged for Class B shares of any other Time Horizon Fund without the payment of a contingent deferred sales charge at the time of exchange. Class B shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, in determining the holding period for calculating the contingent deferred sale charge payable on redemption of Class B shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

        D. Class B shares of any Time Horizon Fund may be exchanged for Y Shares of the Pacific Horizon Prime Fund without paying a contingent deferred sales charge. At the time of such an exchange, a shareholder's holding period for calculating the contingent deferred sales charge payable upon redemption of Class B shares will cease to accumulate. If the shareholder subsequently exchanges the shares back into Class B shares, the holding period for calculating the contingent deferred sales charge will resume as of the time when the exchange was made back into the Time Horizon Prime Fund. In the event that a shareholder wishes to redeem shares of the Pacific Horizon Prime Fund acquired by exchange for Class B shares of a Time Horizon Fund, the contingent deferred sales charge applicable to the accumulated Class B share holding period prior to the exchange into the Pacific Horizon Prime Fund will be charged.

Exchange requests received on a business day prior to the time shares of the Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

Miscellaneous. Certificates for shares will not be issued.

Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.

A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent is a day on which the New York Stock Exchange is open for trading. The New York Stock Exchange is currently closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence

Day, Labor Day, Thanksgiving Day and Christmas Day.

The Company reserves the right in its sole discretion to suspend the continued offering of the Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Company and the affected Funds.

SUPPLEMENTARY REDEMPTION INFORMATION
Shares in the Funds for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption (less any applicable contingent deferred sales charge on Class B shares) will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of trading on such Exchange on the next day on which shares of the particular Fund are priced and the proceeds (less any applicable contingent deferred sales charge on Class B shares) will normally be wired in federal funds on the next business day thereafter. Redemption proceeds (less any applicable contingent deferred sales charge on Class B shares) will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, P.O. Box 8959, Wilmington, Delaware 19899 - 8959. Such request must be signed by an authorized signatory(ies), with each signature guaranteed as described in the Funds' Prospectus. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

An investor must have completed and forwarded to the Transfer Agent an Account Application, including any required signature guarantees, before any redemptions of shares purchased by wire may be processed.

For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent may accept other suitable verification arrangements from foreign investors, such as consular verification.

Investors should be aware that if they have selected the TeleTrade Privilege, any request for a wire redemption will be effected as a TeleTrade transaction through the Automated Clearing

House (ACH) system unless more prompt transmittal is specifically requested. Redemption proceeds of a TeleTrade transaction will be on deposit in the investor's account at the ACH member bank normally two business days after receipt of the redemption request.

The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; 8 the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

The Company's Declaration of Trust permits its Board of Trustees to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The Company will not require a shareholder to redeem shares of a Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares.

If the Company's Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

TAXES
Federal Taxes. Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund of the Company does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income (if any) and 90% of its tax-exempt income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, including dividends, interest, and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

A Fund will be taxed on its undistributed investment company taxable income, if any. Each Fund of the Company intends to distribute at least 90% of its investment company taxable income (if any) for each taxable year. To the extent such income is distributed by a Fund (whether in cash or additional shares), it will be taxable to shareholders as ordinary income.

See Appendix B -- Futures - "Accounting and Tax Treatment" for a general discussion of the federal tax treatment of futures contracts, related options thereon and other financial instruments.

Any distribution of the excess of net long-term capital gains over net short-term capital losses is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the distributing Fund's shares and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for longer than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are generally taxable at a maximum nominal rate of 28% or 20% depending on how long the asset was held. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (an effective marginal rate of 39% applies to corporate taxable income between $100,000 and $335,000 and an effective 38% rate applies to certain corporate taxable income over $15 million).

A 4% non-deductible excise tax is imposed on regulated investment companies that fail currently to distribute specific percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide either a correct tax payer identification number in the manner provided, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Company when required to do so that they are not subject to backup withholding or that they are "exempt recipients."

Additional Tax Information. Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

Shareholders are advised to consult their tax advisers because state and local tax consequences may be different from the federal tax consequences described above.

The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.

YIELD AND TOTAL RETURN
From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Manager as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and may include testimonials by clients as to the investment manager's investment capabilities. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 247-9728.

The following tables contain certain performance information for Portfolio 1:

------------------------------------------------------------------------------------------------
                                           PORTFOLIO 1
------------------------------------------------------------------------------------------------
                        COMMENCEMENT OF OPERATIONS THROUGH JUNE 30, 1998*
------------------------------------------------------------------------------------------------
                                           At Net Asset Value


CLASS A
             -----------------------------------------------------------------------------------
                    Avg. Annual Total Return                      Aggregate Total Return
             -----------------------------------------------------------------------------------
                            11.86%                                         37.20%
------------------------------------------------------------------------------------------------
                  With Contingent Deferred Sales                     At Net Asset Value
                            Charge

CLASS B
             -----------------------------------------------------------------------------------
                Avg. Annual          Aggregate Total           Avg. Annual            Aggregate
                Total Return             Return                Total Return         Total Return
             -----------------------------------------------------------------------------------
                   9.94%                 30.66%                  10.83%                33.66%
------------------------------------------------------------------------------------------------
                                              At Net Asset Value

CLASS K
             -----------------------------------------------------------------------------------
                   Average Annual Total Return                      Aggregate Total Return
             -----------------------------------------------------------------------------------
                             11.19%                                          34.88%
------------------------------------------------------------------------------------------------
*            Commencement of operations for Class A and Class B: September 5, 1995;
             Commencement of operations for Class K: July 22, 1996.
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PORTFOLIO 1
--------------------------------------------------------------------------------
                                 FISCAL YEAR ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                                   Average Annual Total Return
--------------------------------------------------------------------------------
                                        At Net Asset Value

CLASS A
            --------------------------------------------------------------------
                                             13.70%

--------------------------------------------------------------------------------
               With Contingent Deferred Sales          At Net Asset Value
CLASS B                 Charge
            -------------------------------------  -----------------------------

                         7.14%                              12.14%
-------------------------------------------------  -----------------------------
                                         At Net Asset Value

CLASS K
            --------------------------------------------------------------------
                                               13.07%

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            PORTFOLIO 1
--------------------------------------------------------------------------------
                            30 DAYS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                            At Maximum Public Offering Price
--------------------------------------------------------------------------------

                 Yield (With Waivers         Yield (With Waivers
                  & Reimbursements)           & Reimbursements)
-----------  --------------------------  ---------------------------------------

CLASS A
-----------  --------------------------  ---------------------------------------

CLASS B
-----------  --------------------------  ---------------------------------------

CLASS K
--------------------------------------------------------------------------------

The following tables contain certain performance information for Portfolio 2:

-----------------------------------------------------------------------------------
                                   PORTFOLIO 2
-----------------------------------------------------------------------------------
                COMMENCEMENT OF OPERATIONS THROUGH JUNE 30, 1998*
-----------------------------------------------------------------------------------
                                     At Net Asset Value


CLASS A

             -----------------------------------  --------------------------------
                 Avg. Annual Total Return            Aggregate Total Return
             -----------------------------------  --------------------------------
                        13.92%                             44.45%
-------------------------------------------------  --------------------------------
               With Contingent Deferred Sales         At Net Asset Value
CLASS B                  Charge
             -----------------------------------  --------------------------------

               Avg. Annual     Aggregate Total     Avg. Annual        Aggregate
               Total Return       Return           Total Return     Total Return
             --------------  -------------------  ---------------  ---------------

                  11.98%          37.61%            12.84%           40.61%
----------------------------  -------------------  ---------------  ---------------
                                     At Net Asset Value

CLASS K
             -----------------------------------  --------------------------------
                Average Annual Total Return           Aggregate Total Return
             -----------------------------------  --------------------------------
                          13.25%                             42.06%
-----------------------------------------------------------------------------------

*            Commencement of operations for Class A and Class B: September 5, 1995;
             Commencement of operations for Class K: July 22, 1996.
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PORTFOLIO 2
--------------------------------------------------------------------------------
                         FISCAL YEAR ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                               At Net Asset Value


CLASS A
            --------------------------------------------------------------------
                                     15.82%
--------------------------------------------------------------------------------

               With Contingent Deferred Sales        At Net Asset Value
CLASS B                  Charge
            ------------------------------------  ------------------------------
                          9.36%                             14.36%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               At Net Asset Value

CLASS K
            --------------------------------------------------------------------

                                      15.29%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PORTFOLIO 2
--------------------------------------------------------------------------------
                           30 DAYS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                           At Maximum Public Offering Price
---------------------------------------  ---------------------------------------

                 Yield (With Waivers           Yield (With Waivers
                  & Reimbursements)             & Reimbursements)
-------------  ------------------------  ---------------------------------------

CLASS A
-------------  ------------------------  ---------------------------------------

CLASS B
-------------  ------------------------  ---------------------------------------

CLASS K
--------------------------------------------------------------------------------

The following tables contain certain performance information for Portfolio 3:


--------------------------------------------------------------------------------
                                   PORTFOLIO 3
--------------------------------------------------------------------------------
                COMMENCEMENT OF OPERATIONS THROUGH JUNE 30, 1998*
--------------------------------------------------------------------------------
                               At Net Asset Value


CLASS A
               -------------------------------  --------------------------------
                 Avg. Annual Total Return           Aggregate Total Return
               -------------------------------  --------------------------------
                        17.70%                              58.39%

----------------------------------------------  --------------------------------
               With Contingent Deferred Sales           At Net Asset Value
                         Charge

CLASS B
               -------------------------------  --------------------------------
               Avg. Annual     Aggregate Total  Avg. Annual        Aggregate
               Total Return       Return        Total Return     Total Return
               -------------   ---------------  -------------   ----------------
                  15.81%            51.32%          16.62%          54.32%
----------------------------------------------  --------------------------------
                               At Net Asset Value

CLASS K
               -------------------------------  --------------------------------
                 Average Annual Total Return        Aggregate Total Return
--------------------------------------------------------------------------------

               -------------------------------  --------------------------------
                           17.05%                           55.93%
--------------------------------------------------------------------------------
*         Commencement of operations for Class A and Class B: September 5, 1995;
          Commencement of operations for Class K: July 22, 1996.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PORTFOLIO 3
--------------------------------------------------------------------------------
                             FISCAL YEAR ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                               Average Annual Total Return
--------------------------------------------------------------------------------
                                At Net Asset Value

CLASS A
             -------------------------------------------------------------------
                                      19.96%

--------------------------------------------------------------------------------
               With Contingent Deferred Sales          At Net Asset Value
CLASS B                Charge
             ----------------------------------  -------------------------------
                       13.34%                                18.34%
--------------------------------------------------------------------------------
                               At Net Asset Value

CLASS K
             -------------------------------------------------------------------
                                     19.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   PORTFOLIO 3
--------------------------------------------------------------------------------
                          30 DAYS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                          At Maximum Public Offering Price
--------------------------------------------------------------------------------
               Yield (With Waivers          Yield (With Waivers
                & Reimbursements)            & Reimbursements)
------------  -------------------------  ---------------------------------------

CLASS A
------------  -------------------------  ---------------------------------------

CLASS B
------------  -------------------------  ---------------------------------------

CLASS K
---------------------------------------  ---------------------------------------

Yield Calculations. The yield for each class of shares of a Fund is calculated by dividing the net investment income per share (as described below) earned by such class during a 30-day (or one month) period by the maximum offering price per share (including the maximum front end sales charge of a Class A share) on the last day of the period and annualizing the result by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares in the class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:

       Yield = 2[(a-b/cd +1)(6) - 1]

       Where:
       a = dividends and interest earned during the period;
       b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
       d = maximum offering price per share
           on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. A Fund's maximum offering price per Class A share for purposes of the formula includes the maximum sales load imposed by the Fund -- currently 4.5% of the per share offering price.

Total Return Calculations. The Funds compute their average annual total returns separately for each class of shares by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

   T = [(ERV/P) (1/n) -1]

   Where:
          T   = average annual total return;
          ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period;
          P   = hypothetical initial payment of $1,000; and
          n   = period covered by the computation, expressed in
                terms of years.

The Funds compute their aggregate total returns separately for their separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = [(ERV/P - 1)]

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the average annual total return and aggregate total return quotations for Class A shares reflect the deduction of the maximum sales load charged in connection with the purchase of Fund shares.

Periodically, a Fund's total return (calculated on an average annual total return and/or an aggregate total return basis for various periods) may be quoted in advertisements or in communications to shareholders. Both methods of calculating total return reflect the sales load charged by a Fund and assume dividends and capital gains distributions made by the Fund during the period are reinvested in Fund shares.

The Funds may also advertise total return data without reflecting the sales load imposed on the purchase of shares of the Funds in accordance with the rules of the Securities and Exchange Commission. Quotations which do not reflect the sales load will, of course, be higher than quotations which do.

A Fund may compare its total return to that of other mutual funds with similar investment objectives and to stock and other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. For example, a Fund's total return may be compared to the Consumer Price Index or to data prepared by: Lipper Analytical Services, Inc.; Donoghue's Money Fund Report; Mutual Fund Forecaster; Morningstar; Micropal; Wiesenberger Investment Companies Services; or CDA Investment Technologies, Inc. Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the Fund performance. A Fund's total return also may be compared to indices such as: the Dow Jones Industrial Average; the Financial Times World Stock Index; the Europe, Asia and Far East Index ("EAFE"); the Lipper International Fund Index; the Standard and Poor's 500 Stock Index; the Shearson Lehman Bond Indexes; or the Wilshire 5000 Equity Indexes.

Since a Fund's performance will fluctuate, it should not be compared with bank deposits, savings accounts and similar investments that often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments in a portfolio, portfolio maturity, operating expenses and market conditions. Not included in a Fund's calculations of total return are fees charged by Bank of America and other Service Organizations directly to their customer accounts in connection with investments in a Fund (e.g. account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income).

Performance information is historical and is not intended to indicate future results.

DESCRIPTION OF SHARES
The Company is an open-end management investment company organized as a Delaware business trust. The Company's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to classify and reclassify any authorized and unissued shares into one or more classes of shares. Pursuant to the authority granted in the Charter, the Board of Trustees has authorized the issuance of four classes of shares, Class A, Class B, Class K and Class M shares, representing interests in the three separate series. Class M shares are not currently being offered.

Shares representing beneficial interests in a Fund are entitled to participate in the dividends and distributions declared by the Board of Trustees and in the net distributable assets of the Fund on liquidation. Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."

Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act ("1940 Act") or other applicable law or when permitted by the Board of Trustees. Shares have cumulative voting rights to the extent they may be required by applicable law. Only Class A shares will vote on matters relating solely to Class A, only Class B shares will vote on matters (such as the distribution plan described above) relating solely to Class B and only Class K shares will vote on matters (such as the distribution and administrative service plan described above) relating solely to Class K shares. The Funds do not presently intend to hold annual meetings of shareholders to elect trustees or for other business unless and until such time as less than a majority of the trustees holding office has been elected by the shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more trustees. Such meetings will be held when requested by the shareholders of 10% or more of the Company's outstanding shares of beneficial interest. Each Fund will assist in shareholder communications in such matters to the extent required by law and the Company's undertaking with the Securities and Exchange Commission. Shareholder inquiries may be made by calling (800) 247-9728.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Declaration of Trust, the Company may take or authorize any action upon the favorable vote of the holders of more than 50 of the shares of the Company voting without regard to class.

The Declaration of Trust of the Company provide that obligations of the Company are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Company or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Company or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

REPORTS
Shareholders will receive unaudited semi-annual reports describing the Company's investment operations and annual financial statements audited by independent accountants. Copies of the Company's annual reports to shareholders may be obtained at no charge by writing or telephoning the Company at (800) 247-9728.

FINANCIAL STATEMENTS AND EXPERTS
The Annual Reports for each Fund for their fiscal year ended June 30, 1998 accompany this SAI. The financial statements and notes thereto in each Annual Report are incorporated into this SAI. The financial statements and notes in
each Annual Report have been audited by                  LLP, whose report
thereon also appears in each Annual Report and is also incorporated herein by reference. No other parts of the Annual Reports are incorporated by reference herein. Such financial statements have been incorporated herein in reliance on
the report of                  LLP, independent accountants, given on the
authority of said firm as experts in accounting and auditing.

MISCELLANEOUS
As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding shares of a Fund", means the affirmative vote of the lesser of (a) more than 50% of the outstanding interests or shares of a Fund, or (b) 67% of the interests or shares of a Fund present at a meeting at which more than 50% of the outstanding interests or shares of a Fund are represented in person or by proxy.

The Prospectus relating to the Funds and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the Securities and Exchange Commission. Copies of the registration statement, including items omitted herein, may be obtained from the Securities and Exchange Commission by paying the charges prescribed under its rules and regulations.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

           A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

           "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

           "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

           "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

           "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

           "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

           "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

           "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

           "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

           "Not Prime" - Issuers do not fall within any of the Prime rating categories.

           The three rating categories of D&P for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." D&P employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by D&P for commercial paper:

           "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of Funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good Fundamental protection factors. Risk factors are minor.

           "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good Fundamental protection factors. Risk factors are very small.

           "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company Fundamentals are sound. Although ongoing Funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


           "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

           "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

           "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

           Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

           "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

           "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1".

           "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

           "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

           "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

           "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

           The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:


           "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

           "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

           "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

           "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

           "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

           "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

           "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

           "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

           "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

           "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

           "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

           PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

           The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

           "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

           "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

           "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

           "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

           Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

           Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

           The following summarizes the long-term debt ratings used by D&P for corporate and municipal long-term debt:

           "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

           "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

           "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

           "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

           "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

           To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

           The following summarizes the ratings used by Fitch for corporate and municipal bonds:

           "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

           "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

           "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

           "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

           "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

           "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

           "CCC", "CC", "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

           "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

           To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

MUNICIPAL NOTE RATINGS

           A S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

           "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.


           "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

           "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

           Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

           "MIG-1"/"VMIG-1" - This designation denotes best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

           "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

           "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

           "MIG-4"/"VMIG-4" - This designation denotes adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

           "SG" - This designation denotes speculative quality and lack of margins of protection.

           Fitch IBCA and D&P use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

                                FUTURES CONTRACTS

As stated in the Prospectus, the Funds may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

I.   INTEREST RATE FUTURES CONTRACTS.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using future contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Portfolio 1 tends to move in concert with the futures market prices of long-term United States Treasury bonds (ATreasury bonds"). The adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. A Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

Bank of America could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The

Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the-price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

Bank of America could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.            STOCK INDEX FUTURES CONTRACTS.

A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges or boards of trade regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Funds may sell stock index futures contracts in order to offset a decrease in market value of their respective portfolio securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of their respective portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize stock index futures contracts in anticipation of changes in the composition of their respective portfolio holdings or as a substitute for purchasing or selling the underlying securities. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restrictive index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their respective portfolios will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE
HEDGE OBJECTIVE: PROTECT AGAINST INCREASING PRICE

FUND                                   FUTURES
----                                   -------
                                       -Day Hedge is Placed-
Anticipate Buying $62,500              Buying 1 Index Futures at 125
Portfolio 2                            Value of Futures = $62,500/Contract

                                       -Day Hedge is Lifted-
Buy Portfolio 2 with                   Sell 1 Index Futures at 130
   Actual Cost = $65,000                   Value of Futures = $65,000/Contract
Increase in Purchase Price = $2,500         Gain on Futures = $2,500


HEDGING A STOCK FUND: SELL THE FUTURE
HEDGE OBJECTIVE: PROTECT AGAINST DECLINING VALUE OF THE FUND

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

FUND                            FUTURES
----                            -------
                                -Day Hedge is Placed-
Anticipate Selling $1,000,000   Sell 16 Index Futures at 125
    Portfolio 2                 Value of Futures = $1,000,000

                                -Day Hedge is Lifted-
Portfolio 2-Own Stock with      Buy 16 Index Future at 120
   Value = $960,000             Value of Futures = $960,000
   Loss in Value = $40,000      Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and a Fund had entered into an anticipatory purchase hedge, or market value increased and a Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE
                HEDGE OBJECTIVE: PROTECT AGAINST INCREASING PRICE

 FUND                                    FUTURES
 ----                                    -------
                                         -Day Hedge is Placed-
 Anticipate Buying $62,500               Buying 1 Index Futures at 125
     Portfolio 2                           Value of Futures = $62,500/Contract

                                         -Day Hedge is Lifted-
 Buy Portfolio 2 with                    Sell 1 Index Futures at 120
     Actual Cost - $60,000                 Value of Futures = $60,000/Contract
 Decrease in Purchase Price = $2,500       Loss on Futures = $2,500

                      HEDGING A STOCK FUND: SELL THE FUTURE
          HEDGE OBJECTIVE: PROTECT AGAINST DECLINING VALUE OF THE FUND

  Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

 FUND                                   FUTURES
 ----                                   -------
                                        -Day Hedge is Placed-
 Anticipate Selling $1,000,000          Sell 16 Index Futures at 125
    Portfolio 2                         Value of Futures = $1,000,000

                                        -Day Hedge is Lifted-
 Portfolio 2-Own                        Buy 16 Index Futures at 130
    Stock with Value = $1,040,000         Value of Futures = $1,040,000
    Gain in Value = $40,000             Loss of Futures = $40,000


  III.           FUTURES CONTRACTS ON FOREIGN CURRENCIES.

  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S.
  dollar and other currencies arising from multinational transactions.

  IV.            MARGIN PAYMENTS.

  Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

  V.             OPTIONS ON FUTURES CONTRACTS

  Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs).

  VI.            RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

  There are several risks in connection with the use of futures in the Funds as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movement in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

  Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

  In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by Adaily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

  Successful use of futures to hedge its portfolio by a Fund is also subject to the Bank of America=s ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

  VII.           OTHER HEDGING TRANSACTIONS

The Funds presently intend to use interest rate futures contracts, stock index futures contracts and foreign currency futures contracts in connection with their hedging activities. Nevertheless, each of the Funds is authorized to enter into hedging transactions in any other futures contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Funds' hedging strategies if, in the judgment of the adviser, transactions therein are necessary or advisable.

  VIII.          ACCOUNTING AND TAX TREATMENT.

Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by a Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term.

  Certain foreign currency contracts entered into by the Funds may be subject to the "marking-to-market" process but gain or loss will be treated as 100% ordinary income or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

  Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following:
  (I) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Funds may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

  Qualification as a regulated investment company under the Code requires that each Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

  In addition, if a Fund enters into a short-sale while holding substantially similar securities; enters into a futures contract to deliver the same or substantially identical securities; or enters into a short-sale or futures contract and requires the same securities as the underlying securities for the position, the Fund will be treated as making a constructive sale of the underlying securities and will recognize gain (but not loss) on the appreciated financial position on the date the Fund enters into the short-sale, futures contract or purchases the securities, as the case may be. Furthermore, the IRS has the authority to apply the constructive sale provisions to other types of transactions which may impact the Funds in the future.

                               TIME HORIZON FUNDS

                                    FORM N-1A

                            PART C: OTHER INFORMATION

ITEM 23.           EXHIBITS:

       (a.1)       Certificate of Trust of Registrant.(1)

       (a.2)       Amended and Restated Declaration of Trust of Registrant.(2)

       (a.3)       Written Instrument Amending the Declaration of Trust.(9)

       (b)         Bylaws of Registrant.(1)

       (c)         None.

       (d)         Investment Advisory Agreement between Registrant and Bank of America.(9)

       (e.1)       Distribution Agreement between Registrant and Provident Distributors Inc.(8)

       (e.2)       Form of Shareholder and Distribution Services Agreement between Registrant and
                   Bank of America.(9)

       (e.3)       Form of Shareholder Service Agreement (Class B Shares).(9)

       (e.4)       Form of Distribution Services Agreement.(9)

       (f)         None.

       (g)         Custodian Services Agreement between Registrant and PNC Bank, N.A.(3)

       (h.1)       Administrative Services Agreement between Registrant and Bank of America. (9)

       (h.2)       Form of Sub-Administration and Accounting Services Agreement among Registrant, Bank of America and PFPC Inc.(8)

       (h.3)       Form of Transfer Agency Agreement between Registrant and PFPC Inc.(8)

       (h.4)       Shareholder Service Plan (Class A, Class B and Class K).(9)

       (i)         Consent of counsel.(9)

       (j)         Consent of independent accountants.(10)

       (k)         Not applicable.

       (l)         Investment Letter of initial investor in Registrant.(2)

       (m.1)       Amended and Restated Distribution Services Plan (Class B Shares).(9)

       (m.2)       Distribution and Administrative Services Plan (Class K Shares).(5)

       (m.3)       Administrative Services Plan (Class K Shares).(6)

       (m.4)       Distribution Service Plan (Class M Shares). (7)

       (m.5)       Administrative Service Plan (Class M Shares). (7)

       (n.1)       Financial Data Schedule - Portfolio 1, Class A. (10)

       (n.2)       Financial Data Schedule - Portfolio 1, Class B. (10)

       (n.3)       Financial Data Schedule - Portfolio 1, Class K. (10)

       (n.4)       Financial Data Schedule - Portfolio 2, Class A. (10)

       (n.5)       Financial Data Schedule - Portfolio 2, Class B. (10)

       (n.6)       Financial Data Schedule - Portfolio 2, Class K. (10)

       (n.7)       Financial Data Schedule - Portfolio 3, Class A. (10)

       (n.8)       Financial Data Schedule - Portfolio 3, Class B. (10)

       (n.9)       Financial Data Schedule - Portfolio 3, Class K. (10)

       (o)         Form of Multi-Class Plan.(9)

(1)    Filed as exhibit to initial Registration Statement on April 21, 1995.

(2)    Filed as exhibit to Pre-Effective Amendment No. 1 on July 31, 1995.

(3) Form of agreement filed as exhibit to Pre-Effective Amendment No. 1 on July 31, 1995.

(4)    Filed as exhibit to Post-Effective Amendment No. 1 on February 5, 1996.

(5)    Filed as exhibit to Post-Effective Amendment No. 2 on June 4, 1996.

(6)    Filed as exhibit to Post-Effective Amendment No. 3 on October 31, 1996.

(7)    Filed as exhibit to Post-Effective Amendment No. 4 on May 5, 1997.

(8)    Filed as exhibit to Post-Effective Amendment No. 5 on October 28, 1997.

(9)    Filed herewith.

(10)   To be filed by post-effective amendment.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            INAPPLICABLE.

ITEM 25.    INDEMNIFICATION.

           Article V of Registrant's Declaration of Trust, Exhibit 1 hereto, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

           Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
           Bank of America performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

           To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation (which owns all the outstanding stock of Bank of America) or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any business, profession, vocation or employment of a substantial nature other than with BankAmerica Corporation.


POSITION WITH
BANK OF AMERICA                                      PRINCIPAL
NT&SA                                                NAME                                                OCCUPATION TYPE OF BUSINESS
-----                                                ----                                                ---------------------------

Director                Joseph F. Alibrandi          Chairman of the Board and CEO                       Manufacturer of Aerospace
                                                     Whittaker Corporation                               and Communication Products

Director                Peter B. Bedford             Chairman and CEO, Bedford                           California based Real
                                                     Property Investors, Inc.                            Estate Development and
                                                                                                         Investment Trust

Director                Richard A. Clarke            Retired Chairman of the                             Utility Company
                                                     Board, Pacific Gas and
                                                     Electric Company

Director                David A. Coulter             Chairman of the Board, Chief Executive              National Bank
                                                     Officer and President, BankAmerica
                                                     Corporation and Bank of America
                                                     NT&SA

Director                Timm F. Crull                Retired Chairman of the Board,                      Food
                                                     Nestle USA, Inc.

Director                Kathleen Feldstein           President, Economic                                 Economic Consulting
                                                     Studies, Inc.

Director                Donald E. Guinn              Chairman Emeritus,                                  Telecommunications and
                                                     Pacific Telesis Group                               Diversified Holding Company

Director                Frank L. Hope, Jr.           Consulting Architect                                Architectural and
                                                                                                         Engineering Consulting

Director                Walter E. Massey, Ph.D       President, Morehouse College                        Higher Education

Director                John M. Richman              of Counsel, Wachtell,                               Law Firm
                                                     Lipton, Rosen & Katz

Director                Richard M. Rosenberg         Retired Chairman of the Board                       National Bank
                                                     and CEO, Bank America
                                                     Corporation and Bank of
                                                     America NT&SA

Director                A. Michael Spense            Dean of the Graduate                                Higher Education
                                                     School of Business,
                                                     Stanford University

Director                Solomon D. Trujillo          President and CEO,                                  Telecommunications
                                                     U.S. West Communications
                                                     Group

ITEM 27.    PRINCIPAL UNDERWRITERS.

           (a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the Company. The Distributor also acts as principal underwriter or exclusive distributor for the following registered investment companies: Temporary Investment Fund, Inc., Trust for Federal Securities, Municipal Fund for Temporary Investment, Municipal Fund for California Investors, Municipal Fund for New York Investors, International Dollar Reserve Fund I, Ltd., Compass Capital Funds, Pacific Horizon Funds, Inc., and Pacific Innovations Trust.

           (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the Distributor, its officers and partners, reference is made to the Form BD filed by the Distributor (File No. 8-46564), which is incorporated by reference herein.

           (c) Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

           (1) Provident Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428-2961.(records relating to the Distributor).

           (2) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Manager).


           (3) PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to the Transfer Agent).

           (4) Vedder, Price, Kaufmann & Kammholz, 222 N. LaSalle Street, 26th Floor, Chicago, Illinois 60601 (Registrant's Declaration of Trust, By-Laws and minute books).

           (5) PNC Bank, N.A., 200 Stevens Drive, Lester, Pennsylvania 19113 (records relating to the Custodian).

           (6) PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to the Sub-Administrator).


ITEM 29.   MANAGEMENT SERVICES.

                  Not Applicable.

ITEM 30.   UNDERTAKINGS.

                  Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Carmel, State of California on the 1st day of September, 1998.

                                              TIME HORIZON FUNDS

                                              By:  /s/ Cornelius J. Pings
                                                   ----------------------
                                                   Cornelius J. Pings, President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                    President, Chairman and                September 1, 1998
/s/ Corneluis J. Pings              Principal Executive Officer
----------------------
Corneluis J. Pings

-----------------                   Trustee
Edward S. Bottum*

----------------------              Trustee
William P. Carmichael*

------------------                  Trustee
Thomas M. Collins*

--------------------                Trustee
Douglas B. Fletcher*

------------------                  Trustee
Robert E. Greeley*

/s/ Jay F. Nusblatt                 Treasurer, Principal                   September 1, 1998
-------------------                 Financial Officer
Jay F. Nusblatt                     and Principal
                                    Accounting Officer



                  * Corneluis J. Pings signs this document, pursuant to powers of attorney filed herewith, on September 1, 1998.

                            LIMITED POWER OF ATTORNEY


            KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Cornelius J. Pings, William P. Carmichael, Cathy G. O'Kelly, and each of them acting alone, as his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of Time Horizon Funds on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

DATED: July 27, 1998

                                               /s/ EDWARD S. BOTTUM
                                               ---------------------------------
                                               Edward S. Bottum

                            LIMITED POWER OF ATTORNEY


            KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Cornelius J. Pings, Robert E. Greeley, Cathy G. O'Kelly, and each of them acting alone, as his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of Time Horizon Funds on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

DATED: July 27, 1998

                                             /s/ WILLIAM P. CARMICHAEL
                                             -----------------------------------
                                             William P. Carmichael

                            LIMITED POWER OF ATTORNEY


            KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Cornelius J. Pings, William P. Carmichael, Cathy G. O'Kelly, and each of them acting alone, as his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of Time Horizon Funds on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

DATED: July 27, 1998

                                               /s/ ROBERT E. GREELEY
                                               ---------------------------------
                                               Robert E. Greeley

                            LIMITED POWER OF ATTORNEY


            KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Cornelius J. Pings, William P. Carmichael, Cathy G. O'Kelly, and each of them acting alone, as his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of Time Horizon Funds on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

DATED: July 27, 1998

                                               /s/ THOMAS M. COLLINS
                                               ---------------------------------
                                               Thomas M. Collins

                            LIMITED POWER OF ATTORNEY


            KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints William P. Carmichael, Robert E. Greeley, Cathy G. O'Kelly, and each of them acting alone, as his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of Time Horizon Funds on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

DATED: July 27, 1998

                                             /s/ CORNELIUS J. PINGS
                                             -----------------------------------
                                             Cornelius J. Pings

                            LIMITED POWER OF ATTORNEY


            KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Cornelius J. Pings, William P. Carmichael, Cathy G. O'Kelly, and each of them acting alone, as his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of Time Horizon Funds on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

DATED: July 27, 1998

                                             /s/ DOUGLAS B. FLETCHER
                                             -----------------------------------
                                             Douglas B. Fletcher

                                  EXHIBIT INDEX
                               TIME HORIZON FUNDS
                        FORM N-1A REGISTRATION STATEMENT
                                FILE NO. 811-9024

EXHIBIT NO.         TITLE OF EXHIBIT
-----------         ----------------

        (a.3)       Written Instrument Amending the Declaration of Trust.

        (d)         Investment Advisory Agreement between Registrant and Bank of America.

        (e.2)       Form of Shareholder and Distribution Services Agreement between Registrant and Bank of America.

        (e.3)       Form of Shareholder Service Agreement (Class B Shares).

        (e.4)       Form of Distribution Services Agreement.

        (h.1)       Administrative Services Agreement between Registrant and Bank of America.

        (h.4)       Shareholder Service Plan (Class A, Class B and Class K).

        (i)         Consent of counsel.

        (m.1)       Amended and Restated Distribution Services Plan (Class B Shares).

        (o)         Form of Multi-Class Plan.




                                       7